As filed with the Securities and Exchange Commission on October 8, 1996
                                                              File Nos. 333-8045
                                                                        811-7705


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 1

                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 2


                           Kayne Anderson Mutual Funds
             (Exact Name of Registrant as Specified in its Charter)

                       1800 Avenue of the Stars, 2nd Floor
                          Los Angeles, California 90067
                     (Address of Principal Executive Office)

                                 (310) 556-2721
              (Registrant's Telephone Number, Including Area Code)

                                William T. Miller
                       1800 Avenue of the Stars, 2nd Floor
                          Los Angeles, California 90067
                     (Name and Address of Agent for Service)
                            -------------------------

                  It is proposed that this filing will become effective:
             X    immediately upon filing pursuant to Rule 485(b)
            ---

                  ___      on _______________, pursuant to Rule 485(b)
                  ___      60 days after filing pursuant to Rule 485(a)
                  ___      on _______________, pursuant to Rule 485(a)

         Pursuant to Rule 24f-2 under the  Investment  Company Act of 1940,  the
Registrant  has  registered  an  indefinite   number  of  securities  under  the
Securities Act of 1933.

                                   ----------

                     Please Send Copy of Communications to:

                              DAVID A. HEARTH, ESQ.
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104
                                 (415) 772-6000

          Total number of pages _____. Exhibit Index appears at _____.

                          Kayne Anderson Mutual Funds

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

         Facing Sheet

         Contents of Registration Statement

         Cross - Reference Sheets for Kayne Anderson Mutual Funds

         Part A - Combined Prospectus for Kayne Anderson Mutual Funds
                       Kayne Anderson Rising Dividends Fund
                       Kayne Anderson Small-Mid Cap Rising Dividends Fund Kayne Anderson International Rising Dividends Fund Kayne Anderson Intermediate Total Return Bond Fund Kayne Anderson Intermediate Tax-Free Bond Fund

         Part B - Combined Statement of Additional Information for Kayne
                  Anderson Mutual Funds
                       Kayne Anderson Rising Dividends Fund
                       Kayne Anderson Small-Mid Cap Rising Dividends Fund Kayne Anderson International Rising Dividends Fund Kayne Anderson Intermediate Total Return Bond Fund Kayne Anderson Intermediate Tax-Free Bond Fund

         Part C - Other Information

         Signature Page

                           Kayne Anderson Mutual Funds

                             CROSS REFERENCE SHEETS

                                    FORM N-1A

                   Part A: Information Required in Prospectus
                   ------------------------------------------
             (Combined Prospectus for Kayne Anderson Mutual Funds)
                      Kayne Anderson Rising Dividends Fund
               Kayne Anderson Small-Mid Cap Rising Dividends Fund
               Kayne Anderson International Rising Dividends Fund Kayne Anderson Intermediate Total Return Bond Fund
                 Kayne Anderson Intermediate Tax-Free Bond Fund

                                                     Location in the
N-1A                                                 Registration Statement
Item No.          Item                               by Heading
--------          ----                               ----------------------
1.                Cover Page                         Cover Page

2.                Synopsis                           "Prospectus Summary" and "Summary of Expenses
                                                     and Example"

3.                Condensed Financial                Not Applicable
                  Information

4.                General Description                Cover Page, "Prospectus Summary,"
                  of Registrant                      "Investment Objectives and Policies," "Risk
                                                     Considerations," "Portfolio Securities and Investment
                                                     Techniques" and "General Information"

5.                Management of                      "Adviser Investment Returns," "Investment
                  the Fund                           Objectives and Policies," "Organization and
                                                     Management" and "Purchasing Shares"

5A.               Management's Discussion            Not Applicable
                  of Fund Performance

6.                Capital Stock and                  "Organization and Management," "Dividends,
                  Other Securities                   Distributions and Tax Status" and "General
                                                     Information"

7.                Purchase of Securities             "Purchasing Shares," "Exchange of Shares," "Selling
                  Being Offered                      Shares (Redemptions)," "Shareholder Services" and
                                                     "Share Price Calculation"

8.                Redemption or                      "Selling Shares (Redemptions)"
                  Repurchase                         and "General Information"

9.                Pending Legal                      Not Applicable
                  Proceedings

                         PART B: Information Required in
                       Statement of Additional Information
                       -----------------------------------
 (Combined Statement of Additional Information for Kayne Anderson Mutual Funds)
                      Kayne Anderson Rising Dividends Fund
               Kayne Anderson Small-Mid Cap Rising Dividends Fund
               Kayne Anderson International Rising Dividends Fund
               Kayne Anderson Intermediate Total Return Bond Fund
                 Kayne Anderson Intermediate Tax-Free Bond Fund

                                                     Location in the
N-1A                                                 Registration Statement
Item No.          Item                               by Heading
--------          ----                               ----------------------
10.               Cover Page                         Cover Page

11.               Table of Contents                  Table of Contents

12.               General Information                Cover Page and "Additional Information"
                  and History

13.               Investment Objectives              "Investment Objectives and Policies" and "The Funds'
                                                     Investment Limitations"

14.               Management of the                  "Management of the Funds"
                  Registrant

15.               Control Persons and                "Management of the Funds" and "Additional
                  Principal Holders of               Information"
                  Securities

16.               Investment Advisory                "Management of the Funds," "The Funds'
                  and Other Services                 Administrator," "The Funds' Distributor" and
                                                     "Transfer Agent and Custodian"

17.               Brokerage Allocation               "Management of the Funds"

18.               Capital Stock and                  "Additional Information"
                  Other Securities

19.               Purchase, Redemption               "Share Purchases and Redemptions" and "How Net
                  and Pricing of                     Asset Value is Determined"
                  Securities Being
                  Offered

20.               Tax Status                         "Dividends, Distributions and Taxes"

21.               Underwriters                       "The Funds' Distributor"

22.               Calculation of                     "How Performance is Determined"
                  Performance Data

23.               Financial Statements               Not Applicable

      ---------------------------------------------------------------------

                                     PART A

                               COMBINED PROSPECTUS

                          Kayne Anderson Mutual Funds

                      Kayne Anderson Rising Dividends Fund
               Kayne Anderson Small-Mid Cap Rising Dividends Fund Kayne Anderson International Rising Dividends Fund Kayne Anderson Intermediate Total Return Bond Fund
                 Kayne Anderson Intermediate Tax-Free Bond Fund

      ---------------------------------------------------------------------

                          KAYNE ANDERSON MUTUAL FUNDS
                      Kayne Anderson Rising Dividends Fund
               Kayne Anderson Small-Mid Cap Rising Dividends Fund
               Kayne Anderson International Rising Dividends Fund Kayne Anderson Intermediate Total Return Bond Fund
                 Kayne Anderson Intermediate Tax-Free Bond Fund


Kayne Anderson Mutual Funds (the "Trust") is an open-end investment company consisting of separate diversified series, five of which are offered through this prospectus (the "Funds"). Each Fund has its own objective, assets and liabilities. Kayne, Anderson Investment Management, L.P. ("Kayne Anderson" or the "Adviser") serves as investment adviser to the Funds.


The Rising Dividends Fund seeks long-term capital appreciation, with dividend income as a secondary consideration. This Fund invests primarily in equity securities, usually common stocks, of companies of all sizes.

The Small-Mid Cap Rising Dividends Fund seeks long-term capital appreciation, with dividend income as a secondary consideration. This Fund invests primarily in equity securities, usually common stocks, of small and mid capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of not more than $2.4 billion.

The International Rising Dividends Fund seeks long-term capital appreciation, with dividend income as a secondary consideration. This Fund invests primarily in equity securities, usually common stocks, of companies outside the U.S. generally having total market capitalizations of $1 billion or more.

The Intermediate Total Return Bond Fund seeks to obtain maximum total return, primarily through current income with capital appreciation as a secondary consideration. This Fund invests primarily in investment grade debt securities and seeks to maintain an average maturity of three to ten years.


The Intermediate Tax-Free Bond Fund seeks current income exempt from federal income tax consistent with preservation of capital. This Fund invests primarily in investment grade debt securities and may maintain an average maturity of more than ten years.


This prospectus sets forth the basic information that prospective investors should know before investing in a Fund. Investors should read this prospectus carefully and retain it for future reference. A Statement of Additional Information dated October 8, 1996, as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. You may obtain that Statement of Additional Information without charge by writing to the Funds at the address noted below or by calling (800) 395-3807.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        Prospectus dated October 8, 1996

                        1800 Avenue of the Stars, 2nd Floor
                        Los Angeles, California 90067
                        310-556-2721

                                TABLE OF CONTENTS


SUMMARY OF EXPENSES AND EXAMPLE................................................1
PROSPECTUS SUMMARY.............................................................2
FINANCIAL HIGHLIGHTS...........................................................4
INVESTMENT OBJECTIVES AND POLICIES.............................................5
  The Rising Dividends Fund....................................................5
  The Small-Mid Cap Rising Dividends Fund......................................5
  The International Rising Dividends Fund......................................5
  The Intermediate Total Return Bond Fund......................................7
  The Intermediate Tax-Free Bond Fund..........................................7
  Additional Investment Considerations.........................................8
RISK CONSIDERATIONS............................................................9
PORTFOLIO SECURITIES AND
INVESTMENT TECHNIQUES.........................................................11
ORGANIZATION AND MANAGEMENT...................................................17
PURCHASING SHARES.............................................................19
EXCHANGE OF SHARES............................................................22
SELLING SHARES (REDEMPTIONS)..................................................22
SHAREHOLDER SERVICES..........................................................25
SHARE PRICE CALCULATION.......................................................25
DIVIDENDS, DISTRIBUTIONS AND TAX
STATUS........................................................................26
PERFORMANCE INFORMATION.......................................................27
GENERAL INFORMATION...........................................................28

                               SUMMARY OF EXPENSES

This table is designed to help you understand the costs of investing in a Fund. These are the estimated expenses of each Fund for the first full year of operations. Although not required to do so, the Adviser has agreed to reimburse each Fund in the current fiscal year to the extent necessary so that its ratio of total operating expenses to average net assets will not exceed the following levels: Rising Dividends Fund--1.20%*; Small-Mid Cap Rising Dividends Fund--1.30%*; International Rising Dividends Fund--1.40%*; Intermediate Total Return Bond Fund--0.95%*; and Intermediate Tax-Free Bond Fund--0.95%*.

                                                          Small-Mid      International
                                            Rising        Cap Rising        Rising        Intermediate      Intermediate
                                           Dividends      Dividends        Dividends      Total Return        Tax-Free
                                             Fund            Fund            Fund           Bond Fund        Bond Fund
                                         ---------------------------------------------------------------------------------
Shareholder Transaction Expenses*
Maximum sales charge on purchases
    (as a percentage of offering price)      None            None            None             None              None
Sales charge on reinvested dividends         None            None            None             None              None
Redemption fee+                              None            None            None             None              None
Exchange fee                                 None            None            None             None              None

Total Annual Fund Operating
Expenses*
    (as a percentage of average net
     assets)
Management fees                              0.75%          0.85%            0.95%            0.50%            0.50%
12b-1 expenses                               None           None             None             None              None
Other expenses after
    expense reimbursement                    0.45%          0.45%            0.45%            0.45%            0.45%
                                         ---------------------------------------------------------------------------------
Total operating expenses after              1.20%*          1.30%*          1.40%*            0.95%*           0.95%*
    expense reimbursement

*The ratios of total operating expenses to average net assets for each Fund before the Adviser's voluntary reimbursement are estimated as follows: Rising Dividends Fund--1.38%; Small-Mid Cap Rising Dividends Fund--2.10%; International Rising Dividends Fund--2.45%; Intermediate Total Return Bond Fund--1.75%; and Intermediate Tax-Free Bond Fund--1.75%. Of these total expense amounts, "other expenses" before reimbursement are estimated as follows: Rising Dividends Fund--0.63%; Small-Mid Cap Rising Dividends Fund--1.25%; International Rising Dividends Fund--1.50%; Intermediate Total Return Bond Fund--1.25%; and Intermediate Tax-Free Bond Fund--1.25%. In subsequent years, overall operating expenses for each Fund may not fall below the applicable percentage limitation until the Adviser has been fully reimbursed for fees foregone or expenses paid by it under the Management Agreement. Each Fund will reimburse the Adviser in the three following years if operating expenses (before reimbursement) are less than the applicable percentage limitation charged to the Fund.

+ Shareholders who effect redemptions via wire transfer will be charged a $7.00 fee and may be required to pay a third-party service provider charge that will be directly deducted from redemption proceeds.

                                     EXAMPLE

This table illustrates the expenses that would be incurred by an investment in each Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each period. The Funds charge no redemption fees. The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                                         Small-Mid      International
                                            Rising       Cap Rising         Rising        Intermediate      Intermediate
                                           Dividends     Dividends        Dividends       Total Return        Tax-Free
                                             Fund           Fund             Fund          Bond Fund         Bond Fund
                                         ---------------------------------------------------------------------------------


One year................................           $12      $13              $14              $10               $10
Three years.............................           $38      $41              $44              $30               $30
Five years..............................           $66      N/A              N/A              N/A               N/A
Ten years...............................          $145      N/A              N/A              N/A               N/A


The Example shown above assumes that the Adviser will limit the annual operating expenses of each Fund to the totals shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Funds' actual returns may be higher or lower. See "Organization and Management."

                               PROSPECTUS SUMMARY

                       Investment Objectives and Policies

Each Fund has its own investment objective. See "Investment Objectives and Policies" for a full discussion of the objectives of each Fund. The investment objective of each Fund is fundamental and may not be changed without shareholder approval.

                             The Investment Adviser

The Adviser is a registered investment adviser organized as a California limited partnership. The Adviser's predecessor was founded in 1984 by Richard Kayne and John Anderson. The Adviser is in the business of furnishing investment advice to institutional and private clients and, together with its affiliated investment adviser, KAIM Non-Traditional, L.P., currently manages approximately $2.3 billion for such clients.

                                 Management Fee

For its services, the Adviser receives a fee, accrued daily and paid monthly, at the following annual percentages of average daily net assets: Rising Dividends Fund--0.75%; Small-Mid Cap Rising Dividends Fund--0.85%; International Rising Dividends Fund--0.95%; Intermediate Total Return Bond Fund--0.50%; and Intermediate Tax-Free Bond Fund--0.50%.

                               Risk Considerations

Like all investments, an investment in each Fund involves certain risks. The equity and fixed income securities held by the Funds and the value of the Funds' shares will fluctuate with market and other economic conditions, so that investors' shares, when redeemed, may be worth more or less than their original cost. Investors should note that the Funds may invest in mortgage-backed securities (including CMOs and REMICs), asset-backed securities and foreign securities. See "Risk Considerations" for a further discussion of certain risks.

                                Minimum Purchase

The minimum initial investment in the Fund is $2,000. For retirement plan investments and custodial accounts under the Uniform Gifts/Transfers to Minors Act the minimum is $1,000. The minimum for additional investments is $250. The minimum for additional investments is reduced to $100 for purchases through the Automatic Investment Plan or for purchases by retirement plans through payroll deductions.

                         Offering Price and Redemptions

Shares are offered at their net asset value without a sales charge and may be redeemed at their net asset value on any business day. See "Purchasing Shares" and "Selling Shares (Redemptions)."

                           Dividends and Distributions


The Rising Dividends, Small-Mid Cap Rising Dividends and International Rising Dividends Funds expect to pay dividends annually. The Intermediate Total Return Bond Fund expects to pay dividends monthly. The Intermediate Tax-Free Bond Fund expects to declare dividends daily and pay monthly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

Any dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.



                                  Organization

The Funds are organized as distinct series within the Trust, which is registered as an open-end diversified management investment company. The Trust currently consists of five separate diversified series, each of which has its own objective, assets, liabilities and net assets.

                          Transfer Agent and Custodian:
                         Investors Bank & Trust Company

                                    Auditors:
                              Tait, Weller & Baker

                                  Distributor:
                          First Fund Distributors, Inc.

                                 Legal Counsel:
                        Heller, Ehrman, White & McAuliffe

The above is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS
             For a captial share outstanding throughout the period.

The following information has been audited by Tait, Weller & Baker, independent accountants, whose unqualified report covering the period indicated below is incorporated by reference herein and appears in the annual report to shareholders. This information should be read in conjunction with the financial statements and accompanying notes which appear in the annual report which is incorporated by reference in the Statement of Additional Information. Further information about the Fund's performance is contained in its annual report, which may be obtained without charge by writing or calling the Investment Advisor at the address or telephone on the Prospectus cover page.



                                                        Rising Dividends Fund(a)
--------------------------------------------------------------------------------
                                                         May 1, 1995(b) through
                                                           December 31, 1995
--------------------------------------------------------------------------------
Net asset value, beginning of period.......................        $10.65
--------------------------------------------------------------------------------
Income from investment operations:
     Net investment income.................................          0.07
     Net realized and unrealized gain on investments.......          2.13
                                                                     ----
     Total income from investment operations...............          2.20
                                                                     ----
--------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment income..................         -0.07
     Distributions from net realized capital gains.........         -0.15
                                                                    -----
     Total distributions...................................         -0.22
                                                                    -----
--------------------------------------------------------------------------------
Net asset value, end of period.............................        $12.63
================================================================================
Total return...............................................         20.65%
--------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of year (millions).........................        $20.6
Ratio of expenses to average net assets....................          1.31%(c)
Ratio of net investment income to average net assets.......          0.94%(c)

Portfolio turnover rate....................................            28%
--------------------------------------------------------------------------------





--------

(a) This financial information relates to the Rising Dividends Fund while it was a separate series of another registered investment company.

(b)  Commencement of operations.

(c)  Annualized.

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objective and policies of each Fund are described below The investment objective of each Fund is fundamental and may not be changed without shareholder approval. In addition, each of the Funds may make use of certain types of investments and investment techniques that are described under the caption "Portfolio Securities and Investment Techniques." The value of the Funds' investments will fluctuate with market and other economic conditions.

                              Rising Dividends Fund
                       Small-Mid Cap Rising Dividends Fund
                       International Rising Dividends Fund

The Rising Dividends Fund seeks long-term capital appreciation, with dividend income as a secondary consideration. This Fund invests primarily in equity securities, usually common stocks, of companies of all sizes. Investments are diversified by company and industry group.

Under normal circumstances, this Fund invests at least 65% of its total assets in consistently growing , highly profitable, low debt companies of all sizes meeting its "rising dividends" criteria as discussed below under "Investment Approach". The Adviser believes these companies are generally consistent growers with records of above-average growth, strong balance sheets and responsible, proven managements. The Adviser believes stocks of such companies tend to keep pace in rising stock markets and generally outperform in declining stock markets.

The Rising Dividends Fund is successor to the Kayne, Anderson Rising Dividends Fund that was a series of another registered investment company, Professionally Managed Portfolios. On October 4, 1996 the shareholders of the predecessor fund approved its reorganization into this Rising Dividends Fund, effective October 4, 1996.

The Small-Mid Cap Rising Dividends Fund seeks long-term capital appreciation, with dividend income as a secondary consideration. This Fund invests primarily in equity securities, usually common stocks of small and mid capitalization domestic companies. Under normal circumstances, this Fund invests at least 65% of its total assets in small and mid capitalization companies meeting its "rising dividends" criteria. The Fund currently considers mid capitalization companies to be those having total market capitalizations of more than $1 billion but not more than $2.4 billion. The fund currently considers small capitalization companies to be those having total market capitalizations of not more than $1 billion, including those with extremely small capitalizations, but typically more that $50 million. Stocks of smaller companies have outperformed the S&P 500 Index from 1926 through 1995 according to Ibbotson Associates, but have experienced greater stock market volatility and business and financial risk.

The International Rising Dividends Fund seeks long-term capital appreciation, with dividend income as a secondary consideration. This Fund invests primarily in equity securities, usually common stocks, of companies outside the U.S. having total market capitalizations of $1 billion or more. Under normal circumstances, this Fund invests at least 65% of its total assets in companies outside of the U.S. meeting its "rising dividends" criteria. This Fund also will emphasize those companies outside of the U.S. that the Adviser believes have global business or operations rather than localized companies. The Fund seeks to maintain a broad international diversification. Under normal conditions, this Fund invests in at least three different countries outside of the U.S., but investments in any single country may not represent more than 40% of its total assets. The Adviser attempts to invest in the securities of these companies when it believes they temporarily are out of favor and selling at what it considers to be favorable prices.

The three equity Funds' average and median market capitalizations will fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities.

The three equity Funds' investment objective is long-term capital appreciation. The Funds seek to achieve their objective by investing principally in common stocks, and in normal market conditions, at least 80% of the value of each Fund's total assets will be invested in common stocks. However, for temporary defensive purposes, the Funds may seek to preserve capital by temporarily investing part of their assets in short-term fixed-income securities or in cash or cash equivalents that are rated "investment grade" at the time of purchase. Investment grade debt securities are those rated within the four highest grades by Standard & Poor's Corporation ("S&P") (AAA to BBB) or Moody's Investors Services, Inc. ("Moody's") (Aaa to Baa) or Fitch Investor Services, Inc. ("Fitch") (AAA to BBB), or in unrated debt securities deemed to be of comparable quality by the Adviser using guidelines approved by the Board of Trustees. For a description of the ratings, see the Appendix in the Statement of Additional Information. The Funds also may invest in preferred stocks, warrants, convertible debt securities and other debt obligations that, in the Adviser's opinion, offer the possibility of capital appreciation.

Investment Approach. In selecting securities for these Funds' portfolios, the Adviser utilizes a "rising dividends" philosophy. The Adviser believes that this investment discipline is an effective approach to identify well-managed growth companies with defensive characteristics. The Funds' goal is to invest in companies with strong rising dividends, significant reinvestment of cash flow and low debt. To be considered for investment, companies will meet certain growth and quality criteria established by the Adviser as set forth below.

Consistent Dividend Increases. The three rising dividends Funds invest in companies which have increased their dividend in at least seven of the past ten years. Furthermore, each company should have increased dividends at least 100% in the past ten years and not cut dividends during the period. The Adviser believes that companies with consistent and rising dividends usually have above-average earnings growth and have shown a willingness to share that growth with stockholders. Alternatively, the Small-Mid Cap Rising Dividends and International Rising Dividends Funds may invest in companies which have raised dividends in at least three of the past five years at a rate that would double dividends in ten years, with no dividend cuts during the past five years.

High Reinvestment for Growth. A dividend payout maximum for portfolio companies is set at 65% of current earnings. In the Adviser's view, a reinvestment rate of at least 35% of earnings enables a company to sustain future growth primarily from internal sources.

Strong Balance Sheet. Long-term debt of portfolio companies should not be more than 35% of total capitalization. The Adviser believes that low debt levels indicate financial strength to support growth in good times and to win market share in difficult times.

Companies that substantially meet these criteria are then researched and analyzed internally by the Adviser to determine which are the most undervalued and which are the most overvalued. Each company's relative position in its industry and the industry cycle also are considered in the investment decision-making process.

                     The Intermediate Total Return Bond Fund

The Intermediate Total Return Bond Fund seeks to obtain maximum total return, primarily through current income with capital appreciation as a secondary consideration. This Fund invests primarily in debt securities and seeks to maintain an average maturity of 3 to 10 years under normal conditions. At least 90% of the value of the debt securities purchased by this Fund must be "investment grade" quality at the time of purchase. Debt securities rated in the lowest category of investment grade debt may have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than is the case with higher grade bonds.

The Fund invests in domestic and foreign investment-grade debt securities and, in normal market conditions, seeks to maintain a dollar-weighted average portfolio maturity of 3 to 10 years. Estimates of the expected time for a security's principal to be paid may be used to calculate the Fund's average maturity. Such estimates can be substantially shorter than a security's actual final maturity. In periods of bond market weakness, the Fund may establish a defensive posture to preserve capital by temporarily investing part of its assets in investment-grade money market or short-term debt instruments.

                       The Intermediate Tax-Free Bond Fund

The Intermediate Tax-Free Bond Fund seeks current income exempt from federal income tax consistent with preservation of capital. The Fund seeks to achieve its objective by investing primarily in debt securities, the interest from which is, in the opinion of counsel to the issuer, exempt from federal income tax
("Municipal Securities"). As a fundamental policy that may not be changed without shareholder approval, under normal conditions, the Fund's assets will be invested such that 80% of the Fund's income will be exempt from federal personal income tax and the federal alternative minimum tax. At least 90% of the value of the debt securities purchased by this Fund must be rated at the time of purchase within the four highest ratings of Municipal Securities (AAA to BBB) assigned by S&P, (Aaa to Baa) or assigned by Moody's or (AAA to BBB) assigned by Fitch; or have S&P's short-term municipal rating of SP-2 or higher, or a municipal commercial paper rating of A-2 or higher; or Moody's short-term municipal securities rating of MIG-2 or higher, or VMIG-2 or higher, or a municipal commercial paper rating of P-2 or higher; or have Fitch's short-term municipal securities rating of FIN-2 or higher, or a municipal commercial paper rating of Fitch-2 or higher; or if unrated by S&P, Moody's or Fitch, deemed by the Adviser to be of comparable quality, using guidelines approved by the Board (but not to exceed 20% of the value of debt securities purchased). Debt securities rated in the lowest category of investment grade debt may have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than is the case with higher grade bonds. However, there is no assurance that any municipal issuers will make full payments of principal and interest or remain solvent. For a description of the ratings, see the Appendix in the Statement of Additional Information. See also "Risk Considerations."

Under normal market conditions, the Fund seeks to maintain a dollar-weighted average portfolio maturity of 3 to 10 years, although it may invest in obligations of any maturity and maintain an average maturity of more than 10 years. Estimates of the expected time for a security's principal to be paid may be used to calculate the Fund's average maturity. Such estimates can be substantially shorter than a security's final maturity.

Municipal Securities are obligations issued by, or on behalf of, states, territories and possessions of the U.S. and the District of Columbia, and their political subdivisions, agencies, authorities and instrumentalities, including industrial development bonds, as well as obligations of certain agencies and instrumentalities of the U.S. Government. Municipal Securities are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenue derived from a particular facility, class of facilities or the proceeds of a special excise or other specific revenue source but not from the issuer's general taxing power. Private activity bonds and industrial revenue bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing corporate entity on whose behalf they are issued.

Part of the income from this Fund also may be exempt from state income tax depending on the state of the shareholder's residence. Each shareholder should consult his or her tax adviser for more information.

                      Additional Investment Considerations

The Adviser supports its selection of individual securities through intensive research and pursues qualitative and quantitative disciplines to determine when securities should be purchased and sold. In unusual circumstances, economic, monetary and other factors may cause the Adviser to assume a temporary, defensive position during which a portion of each Fund's assets may be invested in cash and short-term instruments. During the period following commencement of operations, each Fund may have its assets invested substantially in cash and cash equivalents rather than in the equity or debt securities identified in its investment policies. The Funds also may lend securities, and use repurchase agreements. For more information on these investments, see "Portfolio Securities and Investment Techniques." Because prices of common stocks and other securities fluctuate, the value of an investment in the Funds will vary, as the market value of their investment portfolios change, and when shares are redeemed, they may be worth more or less than their original cost. The Funds are diversified, which under applicable federal law means that as to 75% of each Fund's total assets, no more than 5% may be invested in the securities of a single issuer and no more than 10% of the voting securities of such issuer. These diversification limitations do not apply to U.S. Government securities.

                               RISK CONSIDERATIONS

Price Fluctuation. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of debt securities changes as interest rates fluctuate. The value of securities, such as warrants or convertible debt, exercisable for or convertible into equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of securities in which a Fund invests will cause the net asset value of that Fund to fluctuate. An investment in a Fund therefore may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Small Companies. Smaller companies present greater opportunities for capital appreciation, but also may involve greater risks than larger companies. Although smaller companies can benefit from the development of new products and services, they also may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

Debt Securities. Debt securities held by the Funds may be subject to several types of investment risk. Market or interest rate risk relates to the change in market value caused by fluctuations in prevailing interest rates, while credit risk relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to periods of falling interest rates, and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity. Such an event would require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates, which could cause fluctuations in a Fund's net income. A Fund also may be exposed to event risk, which is the possibility that corporate debt securities held by a Fund may suffer a substantial decline in credit quality and market value due to a corporate restructuring.

The value of debt securities will normally increase in periods of falling interest rates; conversely, the value of these instruments will normally decline in periods of rising interest rates. Generally, the longer the remaining maturity of a debt security, the greater the effect of interest rate changes on its market value. In an effort to maximize income consistent with its investment objective, the Intermediate Total Return Bond Fund and the Intermediate Tax-Free Bond Fund may, at times, change the average maturity of their investment portfolios. This can be done by investing a larger portion of assets in relatively longer term obligations when periods of declining interest rates are anticipated and, conversely, emphasizing shorter and intermediate term maturities when a rise in interest rates is indicated. See "Portfolio Securities and Investment Techniques."

Foreign Securities. The Rising Dividends, Small-Mid Cap Rising Dividends, International Rising Dividends and Intermediate Total Return Bond Fund have the right to purchase, and the International Rising Dividends Fund emphasizes, securities in foreign countries. Accordingly, shareholders should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

These Funds also may invest in American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. EDRs, sometimes called Continental Depository Receipts, are issued in Europe, typically by foreign banks and trust companies and evidence ownership of either foreign or domestic underlying securities.

The foreign companies in which the Funds invest are industry leaders and consistent growers, with strong managements and clean balance sheets. However, foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, these Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

Brokerage commissions, fees for custodial services and other costs relating to investments by these Funds in other countries are generally greater than in the U.S. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions and resulted in settlement difficulty. The inability of a Fund to make intended security purchases because of settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security because of settlement problems could result in loss to a Fund if the value of the portfolio security declined or result in claims against the Fund if it had entered into a contract to sell the security. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which these Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because the securities owned by the Rising Dividends, Small-Mid Cap Rising Dividends, International Rising Dividends and Intermediate Total Return Bond Funds may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect a Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and a Fund may therefore engage inforeign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Adviser's ability to predict movements in exchange rates.

                 PORTFOLIO SECURITIES AND INVESTMENT TECHNIQUES

Debt Securities. The Funds' investments in debt securities include all types of domestic or U.S. dollar-denominated foreign debt securities in any proportion, including bonds, notes, convertible bonds, mortgage-backed and asset- backed securities, including collateralized mortgage obligations and real estate mortgage investment conduits, U.S. Government and U.S. Government agency securities, zero coupon bonds, and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations, and longer-term repurchase agreements.

In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon and yield to maturity, the credit quality of the issuer, the issuer's cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions.

After a purchase, the rating of a debt issue may be reduced below the minimum rating acceptable for purchase by a Fund. A subsequent downgrade does not require the sale of the security, but the Adviser will consider such an event in determining whether to continue to hold the obligation. The Appendix in the Statement of Additional Information contains a description of Moody's and S&P ratings.

Interest Rates. The market value of debt securities that are sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting a Fund's yield. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates.

Duration is one of the fundamental tools used by the Adviser in managing interest rate risks including prepayment risks. Duration (not the same as maturity) is a measure of how sensitive a security is to changes in interest rates. For example, fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year.

Investing in Municipal Securities. Because the Intermediate Tax-Free Bond Fund invests primarily in Municipal Securities, its performance may be especially affected by factors pertaining to the economies of various states and other factors specifically affecting the ability of issuers of Municipal Securities to meet their obligations.

The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amount of tax and other revenues available to governmental issuers of Municipal Securities may be affected from time to time by economic, political, geographic and demographic conditions. In addition, constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives may limit a government's power to raise revenues or increase taxes and thus could adversely affect the ability to meet financial obligations. The availability of federal, state and local aid to issuers of Municipal Securities also may affect their ability to meet their obligations.

Payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions in a given state. Any reduction in the actual or perceived ability of an issuer of Municipal Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of Municipal Securities as well. For example, in recent years, certain state constitutional and statutory amendments and initiatives have restricted the ability of those states' taxing entities to increase real property and other tax revenues. Other initiative measures approved by voters, through limiting various other taxes, have resulted in a substantial reduction in certain state revenues. Decreased state revenues may result in reductions in allocations of state revenues to local governments. It is not possible to determine the impact of these measures on the ability of specific issuers to pay interest or repay principal. In addition, from time to time, federal legislative proposals have threatened the tax-exempt status or use of Municipal Securities.

U.S. Government Securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Home Loan Banks, the Federal National Mortgage Association ("FNMA"), and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed securities generally are issued by governmental, government-related and private organizations. Asset-backed securities may be prepaid prior to maturity and hence their actual life cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Fund to reinvest the proceeds at a lower interest rate. In addition, like other debt securities, the value of asset-backed securities will normally decline in periods of rising interest rates. Although generally rated AAA, it is possible that the securities could become illiquid or experience losses if guarantors or insurers default. See "Risk Considerations -- Debt Securities."

Mortgage-Related Securities. Mortgage- related securities are interests in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. In the case of mortgage-related securities, including real estate mortgage investment conduits and collateralized mortgage obligations, prepayments of principal by mortgagors or mortgage foreclosures will affect the average life of the mortgage-related securities remaining in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and by factors including general economic conditions, the underlying location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayments tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates, the rate of prepayments tends to increase, thereby shortening the average life of a pool of mortgages. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. Unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium. See also "Risk Considerations -- Debt Securities."

Agency Mortgage-Related Securities. The dominant issuers or guarantors of mortgage-related securities are the Government National Mortgage Association ("GNMA"), FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes.

Collateralized mortgage obligations ("CMOs") are debt obligations issued by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government- related guarantors, such as GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by a U.S. Government agency or instrumentality, such as FHLMC, the CMOs represent obligations solely of the CMO issuer and are not insured or guaranteed by a U.S. Government agency or instrumentality. CMOs are sometimes referred to as "derivatives," and, as discussed above, can be volatile under certain market conditions.

Privately Issued Mortgage-Related Securities. The Funds may invest in mortgage-related securities offered by private issuers, including pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs that are collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

The Funds may purchase some mortgage- related securities through private placements without right to registration under the Securities Act of 1933, as amended. See "Illiquid and Restricted Securities."

When-Issued Securities. The Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When- issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. Each Fund will segregate cash, U.S. Government securities or other liquid, high quality debt securities in an amount sufficient to meet its payment obligations with respect to these transactions.

Repurchase  Agreements.  The  Funds  may  use  repurchase  agreements,   reverse
repurchase agreements and dollar roll transactions. A repurchase agreement involves a sale to a Fund of a security that is held by a bank, broker-dealer or other financial institution concurrently with an agreement by that other party to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement is the reverse of that transaction. Dollar roll transactions involve a similar transaction where the agreement is to repurchase a similar security rather than the same security originally sold. All repurchase agreements, reverse repurchase agreements and dollar roll transactions will be fully collateralized with cash or liquid securities. Because those transactions depend on the performance of the other party, the Adviser will carefully assess the creditworthiness of any bank or broker-dealer involved in these transactions under procedures adopted by the Board of Trustees.

Possible Currency Hedging. The Funds that may invest in foreign securities do not expect to engage actively in hedging practices. However, from time to time when deemed appropriate by the Adviser, they may seek to protect against the effect of adverse changes in currency exchange rates that are adverse to the present or prospective position of a Fund by employing forward currency exchange contracts or options (sometimes called "derivatives"). A forward currency contract is individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

The Funds generally enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering in a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Adviser believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter in a forward contract to buy or sell the currency approximating the value of some or all of a Fund's portfolio securities denominated in such currency. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately anticipated.

A Fund also may purchase a put or call option on a currency in an effort to hedge its current or prospective investments. A Fund will not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of the its total assets. There can be no assurance that hedging transactions by a Fund, if employed, will be successful.

Investment Companies. Each Fund may invest up to 10% of its total assets in shares of other investment companies. As a shareholder in another investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. In accordance with applicable state regulatory provisions, the Adviser has agreed to waive its management fee with respect to the portion of a Fund's assets invested in shares of other open-end investment companies. In the case of a closed-end fund, shareholders would bear the expenses of both a Fund and the fund in which that Fund invests.

Illiquid and Restricted Securities. No Fund may invest more than 10% of its net assets in illiquid securities, including (1) securities for which there is no readily available market; (2) securities which may be subject to legal restrictions (so-called "restricted securities") other than Rule 144A securities noted below; (3) repurchase agreements having more than seven days to maturity and (4) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days). Restricted securities do not include those which meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and which the Trustees have determined to be liquid based on the applicable trading markets and the availability of reliable price information.

These Rule 144A securities could have the effect of increasing a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Fund Turnover. The Funds do not intend to engage in short-term trading. The portfolio turnover rate for The Rising Dividends, Small- Mid Cap Rising Dividends, International Rising Dividends and Intermediate Tax-Free Bond Funds is generally expected to be less than 75%. The portfolio turnover rate for the Intermediate Total Return Bond Fund is generally expected to approximate 100%. However, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve a Fund's objective.

Securities Lending. Each Fund may lend its securities in an amount not exceeding 30% of its assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of fund securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies.

Borrowing. Each Fund may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets to meet temporary or emergency purposes, and each Fund may pledge its assets in connection with such borrowings. A Fund will not purchase any securities while any such borrowings exceed 5% of that Fund's total assets (including reverse repurchase agreements and dollar roll transactions that are accounted for as borrowings).

Each Fund aggregates reverse repurchase agreements and dollar roll transactions that are accounted for as financings with its bank borrowings for purposes of limiting borrowings to one-third of the value of the Fund's total assets. See the Statement of Additional Information for further information.

Leverage. Leveraging the Funds through various forms of borrowing creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Fund that can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.

Pooled Fund. The initial shareholders of each Fund have approved a fundamental policy authorizing each Fund, subject to authorization by the Board of Trustees, and notwithstanding any other investment restriction, to invest all of its assets in the securities of a single open-end investment company (a "pooled fund"). If authorized by the Trustees, a Fund would seek to achieve its investment objective by investing in a pooled fund which would invest in a portfolio of securities that complies with the Fund's investment objective, policies and restrictions. The Board currently does not intend to authorize investing in pooled funds.

Other Investment Restrictions and Techniques. Each Fund has adopted certain other investment restrictions and uses various other investment techniques, which are described in the Statement of Additional Information. Like each Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of that Fund's outstanding shares.


                           ORGANIZATION AND MANAGEMENT

Organization. The Trust is registered as an open-end diversified management investment company and was organized as a Delaware business trust on May 29, 1996. The Trust currently consists of five separate diversified series. The Trust's Board of Trustees decides on matters of general policy for all series and reviews the activities of the Adviser, Distributor and Administrator. The Trust's officers conduct and supervise the daily business operations of the Trust and each series.

The Adviser. The Adviser is a registered investment adviser organized as a California limited partnership. The Adviser's predecessor was founded in 1984 by Richard Kayne and John Anderson. The Adviser is in the business of furnishing investment advice to institutional and private clients and, together with its affiliated investment adviser, KAIM NonTraditional, L.P., currently manages approximately $2.3 billion for such clients. The Adviser managed the predecessor mutual fund to the Rising Dividends Fund.

Management Fee. Subject to the direction and control of the Trustees, the Adviser formulates and implements an investment program for each Fund, including determining which securities should be bought and sold. In addition to providing certain administrative services, the Adviser also provides certain of the officers of the Trust. For its services, the Adviser receives a fee, accrued daily and paid monthly, at the following annual percentages of average daily net assets: Rising Dividends Fund--0.75%; Small-Mid Cap Rising Dividends Fund--0.85%; International Rising Dividends Fund--0.95%; Intermediate Total Return Bond Fund--0.50%; and Intermediate Tax-Free Bond Fund--0.50%.

Compensation of Other Parties. The Adviser may in its discretion and out of its own funds compensate third parties for the sale and marketing of shares of the Funds.

Although the Funds do not have a present intention of doing so, each Fund is authorized to offer classes of shares exclusively to certain financial institutions, including broker-dealers, investment advisers, banks, trust companies and other financial institutions acting in an agency capacity on behalf of their customer accounts, which have entered into distribution agreements or shareholder servicing agreements with the Fund. These classes of shares ("New Shares") would represent equal pro rata interests in the Funds with the Funds' existing shares ("Existing Shares") and would be identical to Existing Shares in all respects, except that New Shares will bear service fees and will enjoy certain exclusive voting rights on matters relating to those fees.

Management of the Funds. Mr. Allan Rudnick is principally responsible for the management of the Rising Dividends Fund and serves as Chief Investment Officer of the Adviser. Prior to joining the Adviser in 1989, he was President of Pilgrim Asset Management and Chief Investment Officer for the Pilgrim Group of Mutual Funds. Mr. Rudnick has over 25 years of experience in the investment industry since earning a BA from Trinity College and an MBA from Harvard Business School.

Robert Schwarzkopf, CFA is Portfolio Manager for the Small-Mid Cap Rising Dividends Fund. Prior to joining the Adviser in 1991, he was a Portfolio Manager for the Pilgrim Group of Mutual Funds. Mr. Schwarzkopf has 14 years of experience in the investment industry. He earned BA and MS degrees from the University of Miami.

Jean-Baptiste Nadal, CFA is Portfolio Manager for the International Rising Dividends Fund. Prior to joining the Adviser in 1994, he managed international equity portfolios for BearBull, a European investment management firm. Mr. Nadal has 11 years of experience in the investment industry along with public accounting and audit experience. He earned his degree in Finance and Business Administration from SUP de CO, a leading French Business School.

Mark E. Miller is Portfolio Manager for the Intermediate Total Return Bond and Intermediate Tax-Free Bond Funds. Prior to joining the Adviser in April, 1994, Mark was responsible for more than $1 billion in individual and institutional fixed income portfolios with Bank of America Capital Management. Mr. Miller has over nine years of experience in the securities business. He earned a BA from the University of California at Los Angeles.

Expense Limitation. Each Fund is responsible for paying legal and auditing fees, fees and expenses of its custodian, accounting services and shareholder servicing agents, trustees' fees, the cost of communicating with shareholders and registration fees, as well as its other operating expenses. Although not required to do so, the Adviser has agreed to reimburse each Fund to the extent necessary so that its annual ratio of operating expenses to average net assets will not exceed the following levels: Rising Dividends Fund--1.20%; Small-Mid Cap Rising Dividends Fund--1.30%; International Rising Dividends Fund--1.40%; Intermediate Total Return Bond Fund--0.95%; and Intermediate Tax-Free Bond Fund--0.95%. The Adviser may terminate or reduce these reductions at any time. Any reductions made by the Adviser in its fees and any payments or reimbursement of expenses made by the Adviser which are a Fund's obligation are subject to reimbursement within the following three years by that Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations described in this Prospectus and that may be imposed by regulatory authorities. The Trustees believe that the Funds in the future may be of a sufficient size to permit the reimbursement of any such reductions or payments. A description of any such reimbursements and the amounts paid will be set forth in financial statements that are included in the Funds' annual and semi-annual reports to shareholders.

Fund Transactions and Brokerage. The Adviser considers a number of factors in determining which brokers or dealers to use for a Fund's portfolio transactions. These factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Adviser may lawfully and appropriately use in its investment management and advisory capacities. Provided a Fund receives prompt execution at competitive prices, the Adviser also may consider the sale of Fund shares by brokers as a factor in selecting those broker-dealers for the Fund's portfolio transactions. For more information, please refer to the Statement of Additional Information.

The   Administrator.   Investment   Company   Administration   Corporation  (the
"Administrator"), pursuant to an administration agreement with the Funds, supervises the overall administration of the Trust and the Funds including, among other responsibilities, the preparation and filing of all documents required for compliance by the Trust or the Funds with applicable laws and regulations, arranging for the maintenance of books and records of the Trust and the Funds, and supervision of other organizations that provide services to the Trust and the Funds. Certain officers of the Trust and the Funds may be provided by the Administrator. The Trust has agreed to pay the Administrator an annual fee equal to 0.075% of the first $40 million of the Trust's average daily net assets, 0.05% of the next $40 million, 0.025% of the next 40 million, and 0.01% thereafter, subject to a minimum annual fee of $30,000 per Fund.

The Distributor. First Fund Distributors, Inc. serves as the Distributor to the Funds pursuant to a Distribution Agreement. The Distributor is an affiliate of the Administrator. The Distributor receives no fee for its distribution services.

                                PURCHASING SHARES

General. The Funds' shares are offered directly to the public at their respective net asset values next determined after receipt of an order by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus. There is no sales load or charge in connection with the purchase of shares. The Funds' shares are offered for sale by the Funds' underwriter, First Fund Distributors, Inc. Shares purchased through a broker may be subject to a commission payable to that broker.

The minimum initial investment in each Fund is $2,000, with subsequent investments of $250 or more ($1,000 and $200, respectively, for retirement plans and custodial accounts under the Uniform Gifts/Transfers to Minors Act). Each Fund reserves the right to vary the initial and additional investment minimums. In addition, the Adviser may waive the minimum initial investment requirement for any investor. The Funds reserve the right to reject any purchase order and to suspend the offering of shares of any Fund.

Purchase orders for shares of a Fund that are received by the Transfer Agent in proper form by 4:00 p.m., New York time, on any day that the New York Stock Exchange (the "NYSE") is open for trading, will be purchased at the Fund's next determined net asset value. Orders for Fund shares received after 4:00 p.m. New York time will be purchased at the next determined net asset value determined the business day following receipt of the order.

At the discretion of the Funds, investors may be permitted to purchase a Fund's shares by transferring securities to the Fund that meet the

Fund's investment objectives and policies. Securities transferred to a Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by a Fund in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities to a Fund in exchange for shares of the Fund will be required to recognize a gain or loss on such transfer and pay income tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investor's basis therein. Securities will not be accepted in exchange for shares of a Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933; and (3) the value of any such security (except U.S. Government securities), being exchanged together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.

Each Fund may accept telephone orders from brokers, financial institutions or service organizations which have been previously approved by that Fund. It is the responsibility of such brokers, financial institutions or service organizations to forward promptly purchase orders and payments to the Funds. Shares of a Fund may be purchased through brokers, financial institutions, service organizations, banks, and bank trust departments, each of which may charge the investor a transaction fee or other fee for its services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Funds.

Shares or classes of shares of each Fund may, at some point, be available through certain brokerage services that do not charge transaction fees to investors. However, the Adviser, from its own resources, may pay service fees charged by these brokers for distribution and subaccounting services with respect to Fund shares held by such brokers. Typically these fees are based on a percentage of the annual average value of these accounts.

Shareholders who invest through sponsored retirement plans should contact their program administrators responsible for transmitting all orders for the purchase, redemption or exchange of program-sponsored shares. The availability of each Fund and the procedures for investing depend on the provisions of the program and whether the program sponsor has contracted with the Fund or its transfer agent for special processing services, including subaccounting.

                          HOW TO BUY SHARES OF THE FUND


Purchases by Mail. Shares of each Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the Transfer Agent, together with a check payable to the respective Fund: Kayne, Anderson Mutual Funds, P.O. Box 1537, Mailcode: MFD 23, Boston, MA 02205.

Subsequent investments in an existing account in the Funds may be made at any time by sending a check payable to the respective Fund to Kayne, Anderson Mutual Funds, P.O. Box 1537, Mailcode: MFD 23, Boston, MA 02205. Please enclose the stub of the account statement and include the amount of the investment, the exact name of the account for which the investment is to be made and the account number.

Purchases by Wire. Investors who wish to purchase shares of any of the Funds by federal funds wire should first call the Transfer Agent at (800) 395-3807 to advise the Transfer Agent that an initial investment will be made by wire and to receive an account number. Following notification to the Transfer Agent, investors must request the originating bank to transmit immediately available funds by wire to the Transfer Agent's affiliated bank as follows:

                          Kayne, Anderson Mutual Funds


                       c/o Investors Bank & Trust Company

                              Attn: Transfer Agent

                          ABA Routing Number 011001438
                               Account # 111213141


                      For further credit to Kayne, Anderson

                                 [Name of Fund]

                                [Account Number]

                              [Name of Shareholder]

A completed application with signature(s) of the registrant(s) must be mailed to the Transfer Agent immediately following the initial wire. Investors should be aware that banks generally impose a wire service fee. The Funds will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Subsequent Investments. Once an account has been opened, subsequent purchases may be made by mail, bank wire, exchange, direct deposit or automatic investing. The minimum for subsequent investments is $250 ($200 for retirement plans and certain custody accounts for minors) for all Funds.


When making additional investments by mail, simply return the remittance portion of a previous confirmation with the investment in the envelope provided with each confirmation statement. Checks should be made payable to the particular Fund in which an investment is to be made and mailed to Kayne, Anderson Mutual Funds, P.O. Box 1537, Mailcode: MFD 23, Boston, MA 02205. Orders to purchase shares are effective on the day the Transfer Agent receives the check or money order.


If an order, together with payment in proper form, is received by the Transfer Agent or previously approved broker or financial institution by 4:00 p.m. New York time, on any day that the NYSE is open for trading, Fund shares will be purchased at each Fund's next determined net asset value. Orders for Fund shares received after 4:00 p.m. New York time will be purchased at the net asset value determined on the business day following receipt of the order.


All cash purchases must be made in U.S. dollars and, to avoid fees and delays, checks must be drawn only on banks located in the U.S. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. The Funds and the Transfer Agent each reserve the right to reject any purchase order in whole or in part.

                               EXCHANGE OF SHARES

Shares of any of the Funds may be exchanged for shares of any other Fund, provided such other shares may be sold legally in the state of the investor's residence.

Shareholders may exchange shares of any Fund for the shares of the Money Market Fund, which is not affiliated with the Trust or the Adviser, if such shares are offered in your state of residence. Prior to making such an exchange, you should carefully read the prospectus for the Money Market Fund. This exchange privilege does not constitute an offering or recommendation on the part of the Trust or the Adviser of an investment in the Money Market Fund.

Shares may be exchanged by: (1) written request; or (2) telephone, if a special authorization form has been completed and is on file with the Transfer Agent in advance. Requests for telephone exchanges must be received by the Transfer Agent by the close of regular trading on the NYSE (currently 4:00 p.m. New York time) on any day that the NYSE is open for regular trading. Exchanges are subject to the minimum initial investment requirement.

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for frequent trading in response to short-term market fluctuations. The telephone exchange privilege may be difficult to implement during times of drastic economic or market changes. The purchase of shares for any Fund through an exchange transaction is accepted immediately. An exchange is treated as a redemption for federal and state income tax purposes, which may result in taxable gain or loss, and a new purchase, each at the net asset value of the appropriate Fund. The Funds and the Transfer Agent reserve the right to limit, amend, impose charges upon, terminate or otherwise modify the exchange privilege on 60- days' prior written notice to shareholders.


                          SELLING SHARES (REDEMPTIONS)

Shareholders may redeem shares of any Fund without charge on any business day that the NYSE is open for business. Redemptions will be effective at the net asset value per share next determined after the receipt by the Transfer Agent, broker or financial intermediary of a redemption request meeting the requirements described below. Each Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment for redemption of recently purchased shares will be delayed until the Transfer Agent has been advised that the purchase check has been honored, up to 12 calendar days from the time of receipt by the Transfer Agent. Payment may also be made by wire directly to any bank previously designated by the shareholder on a shareholder account application. There is a $7 charge for redemptions made by wire. Please note that the shareholder's bank may also impose a fee for wire service. There may be fees for redemptions made through brokers, financial institutions and service organizations.

The Funds will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Board of Trustees, require a Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.

A Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and

Exchange Commission (the "SEC") has by order permitted such suspension; or (3) an emergency, as defined by rules of the SEC, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

Minimum Balances. Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to make involuntary redemptions of all shares in any account (other than the account of a shareholder who is a participant in a qualified plan) for their then-current net asset value if at any time the total investment does not have a value of at least $2,000 because of redemptions. The shareholder will be notified that the value of the account is less than the required minimum and will be allowed at least 60 days to bring the value of the account up to at least $2,000 before the redemption is processed.


Redemption by Mail. Shares may be redeemed by submitting a written request for redemption to Kayne, Anderson Mutual Funds, P.O. Box 1537, Mailcode: MFD 23, Boston, MA 02205. A written request must be in good order, which means that it must: (1) identify the shareholder's account name; (2) state the number of shares or dollar amount to be redeemed; and (3) be signed by each registered owner exactly as the shares are registered.


Signature Guarantee. To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name the account is registered is required on all written redemption requests over $50,000. A guarantee may be obtained from any commercial bank, trust company, savings and loan association, federal savings bank, broker-dealer, or member firm of a national securities exchange or other eligible financial institution. Credit unions must be authorized to issue signature guarantees. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Notary public endorsements will not be accepted as a substitute for a signature guarantee. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.


Redemption by Telephone. Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone. Shareholders may redeem shares by calling the Transfer Agent at (800) 395-3807 between the hours of 8:30 a.m. and 5:00 p.m. (Eastern time) on a day when the NYSE is open for trading. Redemptions by telephone must be at least $1,000.


In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent with a signature guarantee at the address listed under "Redemption by Mail," above.

Special Factors Regarding Telephone Redemptions. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting on telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use procedures that are considered reasonable, including requesting a shareholder to correctly state the Fund account number, the name in which the account is registered, the social security number, banking institution, bank account number and the name in which the bank account is registered. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, they and/or their service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

The Funds reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by any of the Funds after at least 30-days' prior written notice to shareholders.

Shares of the Funds may be redeemed through certain brokers, financial institutions or service organizations who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were redeemed directly from the Funds.

Redemption by Automated Clearing House ("ACH"). A shareholder may elect to have redemption proceeds, cash distributions or systematic cash withdrawal payments transferred to a bank, savings and loan association or credit union that is an on-line member of the ACH system. There are no fees associated with the use of the ACH service.

ACH redemption requests must be received by the Funds' Transfer Agent before 4:00 p.m. New York time to receive that day's closing net asset value. ACH redemptions will be sent by the Transfer Agent on the day following the shareholder's request. The funds from the ACH redemption will be available to the shareholder two days after the redemption has been processed.

                              SHAREHOLDER SERVICES

The following special account options are available to individual shareholders but not to participants in employer-sponsored retirement plans. There are no charges for the programs noted below, and an investor may change or stop these plans at any time by written notice to the Funds.

Systematic Withdrawal Plan. The Systematic Withdrawal Program is an option that may be utilized by an investor who wishes to withdraw funds from an account on a regular basis. To participate in this option, an investor must either own or purchase shares having a value of $10,000 or more. Automatic payments by check will be mailed to the investor on either a monthly, quarterly, semi-annual or annual basis in amounts of $100 or more. All withdrawals are processed on the last business day of the month or, if such day is not a business day, on the next business day and paid promptly thereafter. Please complete the appropriate section on the New Account Application indicating the amount of the distribution and the desired frequency.

Automatic Investing. This service allows a shareholder to make regular investments once an account is established. A shareholder simply authorizes the automatic withdrawal of funds from a bank account into the specified Fund. The minimum subsequent investment pursuant to this plan is $100 per month. An initial Fund account must be opened first with the $2,000 minimum prior to participating in this plan.

Please  complete  the  appropriate   section  on  the  New  Account  Application
indicating the amount of the automatic investment.


Retirement Plans. The Funds are available for investment by pension and profit sharing plans, including IRAs, SEPs, Keoghs and Defined Contribution Plans through which investors may purchase Fund shares. The Funds, however, do not sponsor Defined Contribution Plans. For details concerning any of the retirement plans, please call the Funds at (800) 395-3807.



                             SHARE PRICE CALCULATION

Share Price. Shares of a Fund are purchased at the net asset value after an order in proper form is received by the Transfer Agent. An order in proper form must include all correct and complete information, documents and signatures required to process your purchase, as well as a check or bank wire payment properly drawn and collectable. The net asset value per share is determined as of the close of trading of the NYSE on each day the Exchange is open for trading. Orders received before 4:00 p.m. (Eastern time) on a day when the Exchange is open for trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day. The Distributor reserves the right to reject any purchase order.

Net Asset Value. The net asset value of each Fund is determined as of the close of trading (currently 4:00 p.m., New York time) on each day that the NYSE is open for trading. The net asset value per share of each Fund is the value of the Fund's assets, less its liabilities, divided by the number of outstanding shares of the Fund. Each Fund values its investments on the basis of the market value of its securities. Portfolio securities that are listed or admitted to trading on a U.S. exchange are valued at the last sale price on the principal exchange on which the security is traded or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities admitted to trading on the NASDAQ National Market System and securities traded only in the U.S. over-the-counter market are valued at the last sale price or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determines that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.


Share   Certificates.   Shares  are  credited  to  an  investor's   account  and
certificates are not issued, unless specifically requested in writing. This eliminates the costly problem of lost or destroyed certificates.



                    DIVIDENDS, DISTRIBUTIONS AND TAX STATUS


Dividends  and  Distributions.   The  Rising  Dividends,  Small-Mid  Cap  Rising
Dividends and International Rising Dividends Funds expect to pay dividends annually. The Intermediate Total Return Bond Fund expects to pay dividends monthly. The Intermediate Tax-Free Bond Fund expects to declare dividends daily and pay monthly. Distributions of its net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less often.


Dividends and capital gain distributions are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless the shareholder has previously requested in writing to the Transfer Agent that payment be made in cash.

Any dividend or distribution paid by a Fund reduces its net asset value per share on the reinvestment date by the per share amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.

Tax Status. Each Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As long as a Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income tax or excise taxes based on net income. Distributions made by a Fund will be taxable to shareholders whether received in shares (through dividend reinvestment) or in cash. Distributions (other than exempt-interest dividends paid by the Tax-Free Bond Fund) derived from net investment income, including net short-term capital gains, are taxable to shareholders (other than tax-exempt shareholders who have not borrowed to purchase or carry their shares) as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received in the prior December. Shareholders will be informed annually of the amount and nature of the Fund's distributions. A Fund may be required to impose backup withholding at a current rate of 31% from income dividends and capital gain distributions and upon payment of redemption proceeds if provisions of the Code relating to the furnishing and certification of taxpayer identification numbers and reporting of dividends are not complied with by a shareholder. Any such accounts without a taxpayer identification number may be liquidated and distributed to a shareholder, net of withholding, after the 60th day of investment.

Additional information about taxes is set forth in the Statement of Additional Information. Shareholders should consult their own advisers concerning federal, state and local taxation of distributions from the Funds. Heller, Ehrman White & McAuliffe, counsel to the Trust, has expressed no opinion in respect thereof.



                             PERFORMANCE INFORMATION

Total  Return.  From time to time,  each Fund may  publish  its total  return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the four most recent calendar quarters and over the period from the Fund's inception of operations. Each Fund may also advertise aggregate and average total return information over different periods of time. Each Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment (at the beginning of the specified period and the net asset value of such shares at the end of the period, assuming reinvestment of all the distributions) at the maximum public offering price. Total return figures will reflect all recurring charges against Fund income. Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of a Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Yield. The Intermediate Total Return Bond and Intermediate Tax-Free Bond Funds also may refer in their advertising and promotional materials to their yield. The Funds' yields show the rate of income that they earn on their investments, expressed as a percentage of the net asset value of Fund shares. The Funds calculate yield by determining the interest income they earned from their portfolio investments for a specified 30-day period (net of expenses), dividing such income by the average number of the Funds' shares outstanding, and expressing the result as an annualized percentage based on the net asset value at the end of that 30-day period. The Tax-Free Bond Fund may advertise a tax-equivalent yield showing what an investor would have to earn before taxes to equal a tax-free yield. Yield accounting methods differ from the methods used for other accounting purposes; accordingly, the Funds' yields may not equal the dividend income actually paid to investors or the income reported in the Funds' financial statements.

In addition to standardized return, performance advertisements and sales literature may also include other total return performance data ("non-standardized return"). Non-standardized return may be quoted for the same or different periods as those for which standardized return is quoted and may consist of aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof.

                               GENERAL INFORMATION

Voting Rights. Shareholders are entitled to one vote for each dollar of net asset value per share of each series (and fractional votes for fractional dollar amounts) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. Rule 18f-2 under the Investment Company Act of 1940, as amended, provides that matters submitted to shareholders be approved by a majority of the outstanding securities of each series, unless it is clear that the interests of each series in the matter are identical or the matter does not affect a series. However, the rule exempts the selection of accountants and the election of Trustees from the separate voting requirements. Upon commencement of operations, all of the shares of the Small-Mid Cap Rising Dividends, International Rising Dividends, Intermediate Total Return Bond and Intermediate Tax-Free Bond Funds were owned beneficially by affiliates of the Adviser.

Shareholder Meetings. The Trustees have undertaken to the SEC that they will promptly call a meeting for the purpose of voting on the question of removal of any Trustee when requested to do so by not less than 10% of the dollar-weighted total votes of the respective Fund. In addition, subject to certain conditions, shareholders of each Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote on the removal of a Trustee or Trustees.


Shareholder Reports and Inquiries. Shareholders will receive annual financial statements which are examined by the Funds' independent accounts, as well as unaudited semi-annual financial statements. Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be sent to each household or address regardless of the number of shareholders or accounts at that household or address. Shareholder inquiries should be addressed to the Funds c/o Kayne, Anderson Mutual Funds, 1800 Avenue of the Stars, 2nd Floor, Los Angeles, California 90067, (800) 395-3807.

          ------------------------------------------------------------

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                          Kayne, Anderson Mutual Funds

                      Kayne, Anderson Rising Dividends Fund
               Kayne, Anderson Small-Mid Cap Rising Dividends Fund Kayne, Anderson International Rising Dividends Fund Kayne, Anderson Intermediate Total Return Bond Fund
                 Kayne, Anderson Intermediate Tax-Free Bond Fund



          ------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                          KAYNE, ANDERSON MUTUAL FUNDS
                               INVESTMENT ADVISER:
                      Kayne, Anderson Investment Management
                       1800 Avenue of the Stars, 2nd Floor
                              Los Angeles, CA 90067
                                 (310) 556-2721

         This Statement of Additional Information pertains to Kayne, Anderson Rising Dividends Fund (the "Rising Dividends Fund") Kayne, Anderson Small-Mid Cap Rising Dividends Fund (the "Small-Mid Cap Rising Dividends Fund"), Kayne, Anderson International Rising Dividends Fund (the "International Rising Dividends Fund"), Kayne, Anderson Intermediate Total Return Bond Fund (the "Intermediate Total Return Bond Fund") and Kayne, Anderson Intermediate Tax-Free Bond Fund (the "Tax-Free Bond Fund"), each a series of Kayne, Anderson Mutual Funds (the "Trust"). It supplements the information contained in the Funds' current Prospectus dated September 30, 1996 (which may be revised from time to time), and should be read in conjunction therewith. The Prospectus for the Funds may be obtained by writing or calling the Funds at the above address and telephone number. This Statement of Additional Information, although not in and of itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

                                TABLE OF CONTENTS
CAPTION                                                                     PAGE
-------                                                                     ----

Investment Objectives and Policies..........................................B-2
Risk Factors................................................................B-22
The Funds' Investment Limitations...........................................B-24
Management of the Funds.....................................................B-27
The Funds' Administrator....................................................B-33
The Funds' Distributor......................................................B-33
Transfer Agent and Custodian................................................B-34
How Net Asset Value is Determined...........................................B-34
Share Purchases and Redemptions.............................................B-36
Dividends, Distributions and Taxes..........................................B-36
How Performance is Determined...............................................B-41
Additional Information......................................................B-43
Financial Statements........................................................B-45

         For ease of reference, the same section headings are used in both the Prospectus and this Statement of Additional Information with respect to the same subject matter, except for "Purchases and Redemptions" (see the sections in the Prospectus "Purchasing Shares" and "Selling Shares (Redemptions))".


         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS DATED October 8, 1996, AS REVISED FROM TIME TO TIME, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND.

       This Statement of Additional Information is dated October 8, 1996.

                       INVESTMENT OBJECTIVES AND POLICIES


The Funds are managed by Kayne, Anderson Mutual Funds ("Kayne, Anderson" or the "Adviser"). The investment objectives and policies of the Funds are described in detail in the Prospectus. The achievement of each Fund's investment objective will depend on market conditions generally and on the analytical and portfolio management skills of the Adviser. The following discussion supplements the discussion in the Prospectus.

Portfolio Securities

         Below Investment Grade Debt Securities. The Funds may purchase lower-rated debt securities (e.g., those rated BB and B by Standard & Poor's Corporation ("S&P") or Ba and B by Moody's Investors Service, Inc. ("Moody's") that have poor protection of payment of principal and interest. See Appendix A for a description of these ratings. These securities often are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high-yield bond market, especially during periods of economic recession.

         The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities are valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Funds to value their portfolio securities, and their ability to dispose of these lower-rated debt securities.

         Because the risk of default is higher for lower-quality securities and sometimes increases with the age of these securities, the Adviser's research and credit analysis are an integral part of managing any securities of this type held by the Funds. In considering investments for the Funds, the Adviser attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

         Each Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of Fund shareholders.

         Depositary Receipts. The Rising Dividends, Small-Mid Cap Rising Dividends, International Rising Dividends and the Intermediate Total Return Bond Funds may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of these Funds' investment policies, these Funds' investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

         Other Investment Companies. Each Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act of 1940, as amended (the "1940 Act") require that a Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either (i) a Fund and affiliated persons of that Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by that Fund in excess of 1% of the company's total outstanding shares be deemed illiquid), or (ii) a Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         In accordance with applicable regulatory provisions of the State of California, the Adviser has agreed to waive its management fee with respect to assets of the Funds that are invested in other open-end investment companies.

         U.S. Government Securities. Generally, the value of U.S. Government securities held by the Funds will fluctuate inversely with interest rates. U.S. Government securities in which the Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. Government, including the Federal Housing Administration ("FHA"), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Financing Corporation, Federal Financing Bank, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, Resolution
Funding Corporation, Student Loan Marketing Association, and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will not invest in obligations issued by an instrumentality of the U.S. Government unless the Adviser determines that the instrumentality's credit risk makes its securities suitable for investment by the Fund.

         Mortgage-Related Securities: Government National Mortgage Association. GNMA is a wholly owned corporate instrumentality of the

U.S. Government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying collateral must be mortgages insured by the FHA under the Housing Act, or Title V of the Housing Act of 1949, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

         GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

         Mortgage-Related Securities: Federal National Mortgage Association. FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

         Each FNMA pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed- rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable- rate mortgage loans;
(5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

         Mortgage-Related Securities: Federal Home Loan Mortgage Corporation. FHLMC is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

         The mortgage loans underlying FHLMC securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each underlying mortgage loan must include whole loans, undivided participation interests in whole loans or participation in another FHLMC security.

         Privately Issued Mortgage-Related Securities. As set forth in the Prospectus, the Funds may invest in mortgage-related securities offered by private issuers, including pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations ("CMOs").

         Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

         The Funds may invest in, among other things, "parallel pay" CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class which, like the other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

         Adjustable-Rate Mortgage-Related Securities. Because the interest rates on the mortgages underlying adjustable-rate mortgage-related securities ("ARMS") reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow a Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. For further discussion of mortgage-related securities generally, see "Portfolio Securities And Investment Techniques" in the Prospectus.

         Variable Rate Demand Notes. Variable rate demand notes ("VRDNs") are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, generally at 30-, 60-, 90-, 180-, or 365-day intervals. The interest rates are adjustable at intervals ranging from daily to six months. Adjustment formulas are designed to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments typically are based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

         The Tax-Free Bond Fund also may invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide a Fund with a specified undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven. In addition, the Participating VRDN is backed by an irrevocable letter of credit or guaranty of the institution. A Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

         Participating VRDNs may be unrated or rated, and their creditworthiness may be a function of the creditworthiness of the issuer, the institution furnishing the irrevocable letter of credit, or both. Accordingly, the Tax-Free Bond Fund may invest in such VRDNs, the issuers or underlying institutions of which the Adviser believes are creditworthy and satisfy the quality requirements of the Tax-Free Bond Fund. The Adviser periodically monitors the creditworthiness of the issuer of such securities and the underlying institution.

         During periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted by governmental authorities to attempt to deal with them, interest rates have varied widely. While the value of the underlying VRDN may change with changes in interest rates generally, the variable rate nature of the underlying VRDN should minimize changes in the value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed-income securities. The Tax-Free Bond Fund may invest in VRDNs on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such VRDNs may fluctuate; to the extent they do increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the VRDNs is made in relation to movements of various interest rate adjustment indices, the VRDNs are not comparable to long-term fixed-rate securities. Accordingly, interest rates on the VRDNs may be higher or lower than current market rates for fixed-rate obligations of comparable quality with similar maturities.

         Municipal Securities. Because the Tax-Free Bond Fund invests a substantial portion of its total assets in obligations either issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, including industrial development bonds, as well as obligations of certain agencies and instrumentalities of the U.S. Government, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Securities") the Fund generally will have a lower yield than if it primarily purchased higher yielding taxable securities, commercial paper or other securities with correspondingly greater risk. Generally, the value of the Municipal Securities held by the Tax-Free Bond Fund will fluctuate inversely with interest rates.

         General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

         Revenue Bonds. A revenue bond is not secured by the full faith, credit and taxing power of an issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a governmental assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

         Industrial Development Bonds. Industrial development bonds, which may pay tax-exempt interest, are, in most cases, revenue bonds and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business manufacturing, housing, sports, and pollution control. These bonds also are used to finance public facilities, such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the real and personal property so financed as security for such payment. As a result of 1986 federal tax legislation, industrial revenue bonds may no longer be issued on a tax-exempt basis for certain previously permissible purposes, including sports and pollution control facilities.

         Participation Interests. The Tax-Free Bond Fund may purchase from financial institutions participation interests in Municipal Securities, such as industrial development bonds and municipal lease/purchase agreements. A participation interest gives a Fund an undivided interest in a Municipal Security in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Security. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Trustees has approved as meeting the Board's standards, or, alternatively, the payment obligation will be collateralized by U.S. Government securities.

         For certain participation interests, the Tax-Free Bond Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of its participation interest in a Municipal Security, plus accrued interest. As to these instruments, the Tax-Free Bond Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Securities, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of their investment portfolios.

         Some participation interests are subject to a "nonappropriation" or "abatement" feature by which, under certain conditions, the issuer of the underlying Municipal Security may, without penalty, terminate its obligation to make payment. In such event, the holder of such security must look to the underlying collateral, which is often a municipal facility used by the issuer.

         Custodial Receipts. The Tax-Free Bond Fund may purchase custodial receipts representing the right to receive certain future principal and interest payments on Municipal Securities that underlie the custodial receipts. A number of different arrangements are possible. In the most common custodial receipt arrangement, an issuer or a third party owning the Municipal Securities deposits such obligations with a custodian in exchange for two classes of custodial receipts with different characteristics. In each case, however, payments on the two classes are based on payments received on the underlying Municipal Securities. One class has the characteristics of a typical auction-rate security, having its interest rate adjusted at specified intervals, and its ownership changes based on an auction mechanism. The interest rate of this class generally is expected to be below the coupon rate of the underlying Municipal Securities and generally is at a level comparable to that of a Municipal Security of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, although inversely to changes in the rate of interest of the first class. If the interest rate on the first class exceeds the coupon rate of the underlying Municipal Securities, its interest rate will exceed the rate paid on the second class. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Securities. The value of the second class and similar securities should be expected to fluctuate more than the value of a Municipal Security of comparable quality and maturity and their purchase by the Tax-Free Bond Fund should increase the volatility of its net asset value and, thus, its price per share. These custodial receipts are sold in private placements and are subject to the Tax-Free Bond Fund's limitation with respect to illiquid investments. The Tax-Free Bond Fund also may purchase directly from issuers, and not in a private placement, Municipal Securities having the same characteristics as the custodial receipts.

         Tender Option Bonds. The Tax-Free Bond Fund may purchase tender option bonds and similar securities. A tender option bond is a Municipal Security, generally held pursuant to a custodial arrangement, having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, coupled with an agreement of a third party, such as a bank, broker-dealer or other financial institution, granting the security holders the option, at periodic intervals, to tender their securities to the institution and receive their face value. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Adviser, on behalf of the Tax-Free Bond Fund, considers on a periodic basis the creditworthiness of the issuer of the underlying Municipal Security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons. The Tax-Free Bond Fund will not invest more than 10% of its net assets in securities that are illiquid (including tender option bonds with a tender feature that cannot be exercised on not more than seven days' notice if there is no secondary market available for these obligations).

         Obligations with Puts Attached. The Tax-Free Bond Fund may purchase Municipal Securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the securities' maturity date. Although an obligation with a put attached is not a put option in the usual sense, it is commonly known as a "put" and is also referred to as a "stand-by commitment." The Tax-Free Bond Fund will use such puts in accordance with regulations issued by the Securities and Exchange Commission ("SEC"). In 1982, the Internal Revenue Service (the "IRS") issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company would be the owner of tax-exempt municipal obligations acquired with a put option. The IRS also has issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The last such ruling was issued in 1983. The IRS subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the securities, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Free Bond Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a stand-by commitment or a similar put and that tax-exempt interest earned with respect to such municipal obligations will be tax exempt in its hands. There is no assurance that stand-by commitments will be available to the Tax-Free Bond Fund nor has it assumed that such commitments would continue to be available under all market conditions. There may be other types of municipal securities that become available and are similar to the foregoing described Municipal Securities in which the Tax-Free Bond Fund may invest.

         Zero Coupon Debt Securities. The Funds may invest in zero coupon securities. Zero coupon debt securities do not make interest payments; instead, they are sold at a discount from face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily net asset value, a Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value. The amount of the discount on a zero coupon bond (other than a zero coupon Municipal Security) acquired by a Fund from its issuer must be included in the Fund's income during the period when the Fund holds the bond, even though the Fund does not receive payments of interest on the bond. In order to qualify for favorable federal income tax treatment, a Fund may have to increase its distributions to shareholders to reflect the amount of the discount that the Fund includes in its income, and may be required to borrow to meet its distribution requirements.

Hedging and Risk Management Practices

         In order to hedge against foreign currency exchange rate risks, the Rising Dividends, Small-Mid Cap Rising Dividends, International Rising Dividends and Intermediate Total Return Bond Funds may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. These Funds also may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Funds also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

         Forward Contracts. The Rising Dividends, Small-Mid Cap Rising Dividends, International Rising Dividends and Intermediate Total Return Bond Funds may enter into forward contracts to attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with a Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of its commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, a Fund always will have cash, cash equivalents or high-quality liquid debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and the ability of these Funds to utilize forward contracts may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by a Fund than if it had not entered into such contracts. The Funds generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         Futures Contracts and Options on Futures Contracts. To hedge against movements in interest rates, securities prices or currency exchange rates, the Funds may purchase and sell various kinds of futures contracts and options on futures contracts. The Funds also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.

         The Funds have filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that the Funds will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that a Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of that Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

         The Funds will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Funds or which they expect to purchase. The Funds' futures transactions generally will be entered into only for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect a Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by these Funds are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While these Funds' futures contracts on securities or currencies will usually be liquidated in this manner, a Fund may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge their positions, these Funds seek to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that these Funds propose to acquire. For example, when interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, a Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. A Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that such Fund has acquired or expects to acquire.

         As part of its hedging strategy, a Fund also may enter into other types of financial futures contracts if, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having that Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting that Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of a Fund's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts gives a Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives a Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         A Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. A Fund's ability to establish and close out positions on such options is dependent upon a liquid market.

         Loss  from  investing  in  futures   transactions  by  these  Funds  is
potentially unlimited.

         These Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining their qualification as a regulated investment company for federal income tax purposes.

         Options on Securities, Securities Indices and Currencies. These Funds may purchase put and call options on securities in which they have invested, on foreign currencies represented in their portfolios and on any securities index based in whole or in part on securities in which these Funds may invest. These Funds also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

         A Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         A Fund may purchase and sell options traded on U.S. and foreign exchanges. Although these Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Although these Funds do not currently intend to do so, they may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves a Fund's giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price and premium) in the underlying security. In addition, a Fund's ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

         These Funds also may write covered put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. A Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other high-grade liquid debt securities with an aggregate value equal to at least the exercise price of the put options. In segregating such assets, the custodian either deposits such assets in a segregated account or separately identifies such assets and renders them unavailable for investment. A Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund's total assets.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Funds' orders.

Other Investment Practices

         When-Issued and Forward Commitment Securities. The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed-delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Fund to the issuer. While the Funds reserve the right to sell when-issued or delayed delivery securities prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Funds do not believe that their net asset values will be adversely affected by their purchase of securities on a when-issued or delayed delivery basis. The Funds cause their custodian to segregate cash, U.S. Government securities or other high-grade liquid debt securities with a value equal in value to commitments for when- issued or delayed delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund will earn no income on these assets.

         Foreign Currency Transactions. Because the Funds may invest in foreign securities, the Funds may hold foreign currency deposits from time to time, and may convert U.S. dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

         In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser expects to enter into settlement hedges in the normal course of managing the Funds' foreign investments. A Fund also could enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser.

         The Funds also may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in Deutschemarks, it could enter into a forward contract to sell Deutschemarks in return for U.S. dollars to hedge against possible declines in the Deutschemark's value. Such a hedge (sometimes referred to as a "position hedge") would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund also could hedge the position by selling another currency expected to perform similarly to the Deutschemark -- for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedge securities are denominated.

         SEC guidelines require mutual funds to segregate cash and appropriate liquid assets to cover forward currency contracts that are deemed speculations. The Funds are not required to segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

           A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate cash or high-quality liquid assets having a value sufficient to cover its obligations).

         The successful use of forward currency contracts will depend on the Adviser's skill in analyzing and predicting currency values. Forward contracts may change a Fund's investment exposure to changes in currency exchange rates substantially, and could result in losses to a Fund if exchange rates do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged a Fund by selling currency in exchange for dollars, a Fund would be unable to participate in the currency's appreciation. If the Adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser increases a Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that the Adviser's use of forward currency contracts will be advantageous to any Fund or that the Adviser will hedge at an appropriate time. If the Adviser is not correct in its forecast of interest rates, market values and other economic factors, a Fund would be better off without a hedge. The policies described in this section are non-fundamental policies of the Funds.

         Indexed Securities. The Funds may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. No Fund will invest more than 5% of its net assets in indexed securities. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency- indexed securities may be positively or negatively indexed; for example, their maturity value may increase when the specified currency value increases, resulting in a security whose price characteristics are similar to a call option on the underlying currency. Currency-indexed securities also may have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, commodity or other instrument to which they are indexed, and also may be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

         Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a specified number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. Any repurchase transaction in which a Fund engages will require at least 100% collateralization of the seller's obligation during the entire term of the repurchase agreement. Each Fund may engage in straight repurchase agreements and tri-party repurchase agreements. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in connection with bankruptcy proceedings involving a counterparty), it is each Fund's current policy to limit repurchase agreement transactions to those parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser.

         Reverse Repurchase Agreements. The Funds may engage in reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank, broker-dealer or other financial institution, in return for cash, and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund generally will segregate cash and high quality liquid assets to cover its obligation under the agreement. The Funds enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. A Fund's reverse repurchase agreements and dollar roll transactions that are accounted for as financings will be included among that Fund's borrowings for purposes of its investment policies and limitations.

         Dollar Roll Transactions. The Funds may enter into dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a security to a financial institution concurrently with an agreement by that Fund to purchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional portfolio securities of that Fund, and the income from these investments, together with any additional fee income received on the sale, may or may not generate income for that Fund exceeding the yield on the securities sold.

         When a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. Government securities or other high-grade liquid debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

         Securities Lending. The Funds may lend securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Funds to retain ownership of the securities loaned and, at the same time, to earn additional income. Because there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

         The Adviser understands that it is the current view of the SEC staff that a Fund may engage in loan transactions only under the following conditions:
(1) the Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high-grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

         Cash received through loan transactions may be invested in any security in which the Funds are authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

         Short Sales. The Funds currently have no intention to seek to hedge investments or realize additional gains through short sales that are not covered or "against the box," but may do so in the future. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account) to the extent necessary to meet margin requirements until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

         A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale.

         When a Fund engages in short sales, its custodian segregates an amount of cash or U.S. Government securities or other high-grade liquid debt securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked-to-market daily, provided that at no time will the amount segregated plus the amount deposited with the broker be less than the market value of the securities when they were sold short.

         In addition, the Funds in the future also may make short sales "against the box," i.e., when a security identical to one owned by a Fund is borrowed and sold short. If a Fund enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities), and is required to hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

         Illiquid Investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of the Funds' investments and, through reports from the Adviser, the Board monitors trading activity in illiquid investments. In determining the liquidity of the Funds' investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment); and (6) in the case of foreign currency-denominated securities, any restriction on currency conversion. Investments currently considered by a Fund to be illiquid include repurchase agreements not entitling the holder to payments of principal and interest within seven days, over-the-counter options (and securities underlying such options), certain mortgage-backed securities and restricted securities. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

         Restricted Securities. Restricted securities, which are one type of illiquid securities, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than the price that prevailed when it decided to seek registration of the security. Currently, no Fund invests more than 10% of its assets in illiquid securities which have legal or contractual restrictions on their resale unless there is an actual dealer market for the particular issue and it has been determined to be a liquid issue as described below.

         In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A- eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

         The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Adviser pursuant to guidelines approved by the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security,
(3) the number of dealers that have undertaken to make a market in the security,
(4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board of Trustees.

                                  RISK FACTORS

         Foreign Securities. Investors in the International Rising Dividends Fund should consider carefully the substantial risks involved in securities of companies located or doing business in, and governments of, foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements often may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

         Exchange Rates and Policies. The International Rising Dividends Fund endeavors to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

         The  Fund  may  be  affected   either   favorably  or   unfavorably  by
fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

         The Board of Trustees considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Board also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories.

         Hedging Transactions. While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for that Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and a Fund may be exposed to risk of financial loss.

         Perfect correlation between a Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         Municipal Securities. As discussed in the Prospectus, because the Tax-Free Bond Fund invests primarily in Municipal Securities, its performance may be especially affected by factors pertaining to the economies of various states and other factors specifically affecting the ability of issuers of Municipal Securities to meet their obligations.

         Because the Tax-Free Bond Fund expects to invest substantially all of its assets in Municipal Securities, it will be susceptible to a number of complex factors affecting the issuers of Municipal Securities, including national and local political, economic, social, environmental and regulatory policies and conditions. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of obligations issued by a particular State, and there is no responsibility on the part of a particular State to make payments on such local obligations.

                        THE FUNDS' INVESTMENT LIMITATIONS

         As stated in the Prospectus and as set forth in greater detail below, various restrictions apply to each Fund's investments. In particular, each Fund has adopted certain fundamental investment limitations. Those fundamental restrictions cannot be changed in any material fashion without the approval of the holders of the majority of a Fund's outstanding shares, which, for this purpose, means the lesser of (1) more than 50% of a Fund's outstanding shares, or (2) 67% of the shares represented at a meeting where more than 50% of a Fund's shares are represented. The Board of Trustees, as a matter of policy or in response to specific state and/or federal legal requirements, has adopted certain additional investment restrictions which may be changed at the Board's discretion (consistent with any applicable legal requirements).

         These restrictions (both fundamental and discretionary) may make reference to certain activities -- such as futures and options -- in which the Funds currently do not engage, but which might be used by a Fund in the future. A Fund will not engage in any substantive new activity without prior Board of Trustees' approval, notification to shareholders, and, in the case of fundamental restrictions, shareholder approval. Unless otherwise provided, all references to the value of a Fund's assets are in terms of current market value at the time of calculation.

         As a matter of fundamental restriction, a Fund may not:

         (1) Change its status as a diversified series, which requires that each Fund, with respect to 75% of its total assets, not invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer (the remaining 25% of the Fund's total assets may be invested without restriction except to the extent other investment restrictions may be applicable);

         (2) invest 25% or more of the value of the Fund's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities or tax-exempt securities issued by state governments or political subdivisions);

         (3) borrow money, except each Fund may enter into bank loans for temporary or emergency purposes or engage in otherwise permissible leveraging activities (including reverse repurchase agreements and dollar roll transactions that are accounted for as financings) in an amount not in excess of one-third of the value of the Fund's total assets (at the lesser of acquisition cost or current market value). No investments will be made by any Fund if its borrowings exceed 10% of total assets;

         (4) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements and dollar roll transactions, and options and futures transactions, or issuing shares of beneficial interest in multiple classes;

         (5) make loans of more than one-third of the Fund's net assets, including loans of securities, except that the Fund may, subject to the other restrictions or policies stated herein, purchase debt securities or enter into repurchase agreements with banks or other institutions to the extent a repurchase agreement is deemed to be a loan;

         (6) purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, except that the Fund may invest in companies that engage in such businesses to the extent otherwise permitted by the Fund's investment policies and restrictions and by applicable law, and may engage in otherwise permissible options and futures activities as described in the Prospectus and this Statement of Additional Information [currently none authorized];

         (7) purchase or sell real estate, except that the Fund may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

         (8) underwrite securities of any other company, except that the Fund may invest in companies that engage in such businesses, and except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

         (9) notwithstanding any other fundamental investment restriction or policy, each Fund reserves the right to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions and policies as that Fund.


         As a matter of additional investment restriction, implemented at the discretion of the Board of Trustees, a Fund may not:

         (10) purchase or write put, call, straddle or spread options or engage in futures transactions except as described in the Prospectus or Statement of Additional Information;

         (11) make short sales (except covered or "against the box" short sales) or purchases on margin, except that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of its portfolio securities and, as required in connection with permissible options, futures, short selling and leveraging activities as described elsewhere in the Prospectus and Statement of Additional Information;

         (12) mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements, dollar roll transactions, short sales, financial options and other hedging activities);

         (13) purchase the securities of any company for the purpose of exercising management or control (but this restriction shall not restrict the voting of any proxy);

         (14) purchase more than 10% of the outstanding voting securities of any one issuer;

         (15) purchase the securities of other investment companies, except as permitted by the 1940 Act and except as otherwise provided in the Prospectus (each Fund reserves the right to invest all of its assets in shares of another investment company);

         (16) invest more than 5% of the value of its total assets in securities of any issuer which has not had a record, together with its predecessors, of at least three years of continuous operations;

         (17) except as required in connection with otherwise permissible options and futures activities [none currently authorized], invest more than 5% of the value of the Fund's total assets in rights or warrants (other than those that have been acquired in units or attached to other securities), or invest more than 2% of its total assets in rights or warrants that are not listed on the New York or American Stock Exchanges;

         (18) participate on a joint basis in any trading account in securities, although the Adviser may aggregate orders for the sale or purchase of securities with other accounts it manages to reduce brokerage costs or to average prices;

         (19) invest, in the aggregate, more than 10% of its net assets in illiquid securities;

         (20) purchase or retain in the Fund's portfolio any security if any officer, trustee or shareholder of the issuer is at the same time an officer, trustee or employee of the Trust or the Adviser and such person owns beneficially more than 1/2 of 1% of the securities and all such persons owning more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer; and

         (21)     invest more than 5% of its net assets in indexed securities.

         Except as otherwise noted, all percentage limitations set forth above apply immediately after a purchase and a subsequent change in the applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.


                             MANAGEMENT OF THE FUNDS

Trustees and Officers

         Set forth below is certain information about the Trust's trustees and executive officers:

         *RICHARD ALAN KAYNE, Trustee and Chief Executive Officer (Age 51)

         c/o Kayne, Anderson Mutual Funds, 1800 Avenue of the Stars, Los Angeles, CA 90067. Mr. Kayne has been an equity owner and the President of the general partner of Kayne, Anderson(and its predecessor) since June 1984. Mr. Kayne has been a shareholder and President of KA Associates, Inc., a registered broker- dealer, since January 1993.

         *ALLAN MICHAEL RUDNICK, Trustee and President (Age 56)

         c/o Kayne, Anderson Mutual Funds, 1800 Avenue of the Stars, Los Angeles, CA 90067. Mr. Rudnick has been an equity owner and the Chief Investment Officer of the general partner of Kayne, Anderson(and its predecessor) since August 1989.

--------
         Denotes a Trustee who is an "interested person," as defined in the 1940 Act.

         *WILLIAM T. MILLER, Trustee, Chief Financial Officer and Treasurer (Age
         33)

         c/o Kayne, Anderson Mutual Funds, 1800 Avenue of the Stars, Los Angeles, CA 90067. Mr. Miller has been a Financial Vice President and Treasurer of KA Associates, Inc. since April 1994. Mr. Miller has been the Chief Financial Officer of the general partner of Kayne, Anderson(and its predecessor) since June 1994. From September 1992 until April 1994, Mr. Miller was the vice president of Accounting for Pilgrim Distribution Corp., a mutual fund distributor in Los Angeles, From October 1990 until September 1992, Mr. Miller was an Audit Manager with Price Waterhouse in Los Angeles.


         CARL D. COVITZ, Trustee (Age 57)

         c/o Landmark Capital, Inc., 9595 Wilshire Boulevard, Beverly Hill, CA 90212. Mr. Covitz has been the President and owner of Landmark Capital since 1973 (except for various periods of government service). Landmark Capital is a national real estate development and investment firm with activities as diverse as construction, financing, management and food distribution.

         Mr. Covitz was the Secretary of the California Business, Transportation and Housing Agency, and a member of the Governor's Cabinet, from 1990 to 1993.

         From 1987 to 1989, Mr. Covitz was the Under Secretary of the U.S. Department of Housing and Urban Development (HUD) and a member of President Ronald Reagan's Cabinet.

         ARNOLD BRUSTIN, Trustee (Age 53)

         c/o Vision Investments Inc., 601 North Saltair Avenue, Los Angeles, CA 90049. Mr. Brustin has been the President of Vision Investments since 1982, a seminar production firm. Before then he was the Senior Vice President-Business Affairs for Tri-Star Television and has worked in various legal and executive capacities with CBS, Inc.

         GERALD I. ISENBERG, Trustee (Age 56)

         1637 East Valley Road, Montecito, CA 93108. Since January 1995, Mr. Isenberg has been a Professor at the School of Cinema-Television at the University of Southern California in Los Angeles. From 1989 to 1994, he was the Chief Operating Officer of Hearst Entertainment, a subsidiary of the Hearst Corporation, which produces and distributes television entertainment.


WILLIAM H. WALDORF, Trustee (Age 58)

         c/o Landmark Distribution Group, Inc., 100 Jericho Quad., Jericho, NY 11753. Mr. Waldorf is the Chairman and Chief Executive Officer of Landmark Distribution Group, Inc. And its affiliated companies. These companies are involved in the food storage and distribution, real estate and financial investment businesses. Mr. Waldorf has been a director of the NYSE-listed Griffon Corporation for over 30 years and is a Trustee of Elmira College, The Interchurch Center and The Warwick Center.

         The officers of the Trust, and the Trustees who are considered "interested persons" of the Trust, receive no compensation directly from it for performing the duties of their offices. However, those officers and Trustees of the Trust who are officers or partners of the Adviser or the Distributor may receive remuneration indirectly because the Adviser receives a management fee from the Fund.

         The Trustees who are not affiliated with the Adviser or the Distributor receive a fee of $1,000 for each regular Board meeting attended and $250 for each committee meeting attended, together with reasonable expenses. The aggregate compensation expected to be paid by the Trust to each of the Trustee during the fiscal year ended December 31, 1996 is set forth below.



                                        Pension or            Total Compensation
                     Aggregate          Retirement Benefits   from the Trust and
                     Compensation from  Accrued as Part of    Fund Complex (no
Name of Trustee      the Trust          Fund Expenses*        additional Trusts)
---------------      ---------          --------------        ------------------


Richard A. Kayne     None               --                    None
Allan M. Rudnick     None               --                    None
William T. Miller    None               --                    None
Carl D. Covitz       $1,000             --                    $1,000
Arnold Brustin       $1,000             --                    $1,000
Gerald I. Isenberg   $1,000             --                    $1,000

William H. Waldorf   $--                --                    $--

*        The Trust does not maintain pension or retirement plans.

Control Persons and Share Ownership

         For a substantial period of time after commencement of the operations of the Trust, one or more officers and Trustees of the Trust may have a controlling interest in each Fund.

The Adviser

         As set forth in the Prospectus, Kayne, Andersonis the Adviser for the Funds. Pursuant to an Investment Management Agreement (the "Management
Agreement"), the Adviser determines the composition of the Funds' portfolios, the nature and timing of the changes to the Funds' portfolios and the manner of implementing such changes. The Adviser also (a) provides the Funds with investment advice, research and related services for the investment of their assets, subject to such directions as it may receive from the Board of Trustees;
(b) pays all of the Trust's executive officers' salaries and executive expenses (if any); (c) pays all expenses incurred in performing its investment advisory duties under the Management Agreement; and (d) furnishes the Funds with office space and certain administrative services. The services of the Adviser to the Funds are not deemed to be exclusive, and the Adviser or any affiliate thereof may provide similar services to other series of the Trust, other investment companies and other clients, and may engage in other activities. The Funds may reimburse the Adviser (on a cost recovery basis only) for any services performed for a Fund by the Adviser outside its duties under the Management Agreement.

         Kayne, Anderson is a registered investment adviser organized as a California limited partnership. The Adviser's predecessor was founded in 1984, by Richard Kayne and John Anderson. The Adviser is in the business of furnishing investment advice to institutional and private clients and, together with its affiliated investment adviser, KAIM Non-Traditional, L.P., currently manages approximately $2.3 billion for such clients.

         The Management Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee within the three-year period following such reduction, subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such management fee reimbursement will be accounted for on the financial statements of a Fund as a contingent liability of the Fund, and will appear as a footnote to the Fund's financial statements until such time as it appears that the Fund will be able to effect such reimbursement.

At such time as it appears probable that a Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

         The Management Agreement was approved by the Trust's Board of Trustees on September 30, 1996 and each Fund's initial shareholder on September 30, 1996. The Management Agreement may be terminated by the Adviser or the Trust, without penalty, on 60-days' written notice to the other and will terminate automatically in the event of its assignment.

Expenses

         Each Fund will pay all expenses related to its operation which are not borne by the Adviser or the Distributor. These expenses include, among others: legal and auditing expenses; interest; taxes; governmental fees; fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; brokerage commissions or charges; fees of custodians, transfer agents, registrars or other agents; distribution plan fees; expenses relating to the redemption or repurchase of a Fund's shares; expenses of registering and qualifying Fund shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, printing and distributing to Fund shareholders prospectuses, proxy statements, reports, notices and dividends; cost of stationery; costs of shareholders' and other meetings of a Fund; fees paid to members of the Board of Trustees (other than members who are affiliated persons of the Adviser or Distributor); a Fund's pro rata portion of premiums of any fidelity bond and other insurance covering a Fund and the Trust's officers and trustees or other expenses of the Trust; and expenses including prorated portions of overhead expenses (in each case on cost recovery basis only) of services for a Fund performed by the Adviser outside of its investment advisory duties under the Management Agreement. A Fund also is liable for such nonrecurring expenses as may arise, including litigation to which a Fund may be a party. Each Fund has agreed to indemnify its trustees and officers with respect to any such litigation. Each Fund also paid its own organizational expenses, which are being amortized over five years.

         Total operating expenses of a Fund are subject to applicable limitations under rules and regulations of the states in which that Fund is authorized to sell its shares; therefore, operating expenses are effectively subject to the most restrictive of such expense limitations as the same may be amended from time to time. The most restrictive expense limitation currently requires that the Adviser make arrangements (including reduction of management fees otherwise payable) to limit certain expenses of a Fund, including the management fees paid to the Adviser under the Management Agreement (but excluding interest, taxes, brokerage fees and commissions, and certain extraordinary charges), in any fiscal year in which a Fund's expenses exceed 2.5% of the Fund's average daily net assets up to $30 million, 2.0% of average daily net assets between $30 million and $100 million, and 1.5% of such net assets over $100 million.

         As noted in the Prospectus, the Adviser has agreed to reduce its fee to each Fund by the amount, if any, necessary to keep the Fund's annual operating expenses (expressed as a percentage of its average daily net assets), at or below the lesser of the following levels: Rising Dividends Fund -- 1.20%; Small-Mid Cap Rising Dividends Fund -- 1.30%; International Rising Dividends Fund -- 1.40%; Intermediate Total Return Bond Fund -- .95%; and Tax-Free Bond Fund -- .95% and/or the maximum expense ratio allowed by any state in which such Fund's shares are then qualified for sale. The Adviser also may at its discretion from time to time pay for other Fund expenses from its own assets, or reduce the management fee of a Fund in excess of that required.

Portfolio Transactions and Brokerage

         Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for arranging the execution of the Funds' portfolio transactions and the allocation of brokerage activities. In arranging such transactions, the Adviser will seek to obtain the best execution for each Fund, taking into account such factors as price, size of order, difficulty of execution, operational facilities of the firm involved, the firm's risk in positioning a block of securities, and research, market and statistical information provided by such firm. While the Adviser generally seeks reasonably competitive commission rates, a Fund will not necessarily always receive the lowest commission available.

         The Funds have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Brokers who provide supplemental research, market and statistical information to the Adviser may receive orders for transactions by a Fund. The term "research, market and statistical information"
includes advice as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Management Agreement and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information may be used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser in the future may effect securities transactions may be useful to the Adviser in providing services to a Fund. To the extent the Adviser receives valuable research, market and statistical information from a broker-dealer, the Adviser intends to direct orders for Fund transactions to that broker-dealer, subject to the foregoing policies, regulatory constraints, and the ability of that broker-dealer to provide competitive prices and commission rates. In accordance with the rules of the National Association of Securities Dealers, Inc., the Adviser also may direct brokerage to broker-dealers who facilitate sales of the Funds' shares, subject to also obtaining best execution as described above from such broker-dealer.

         A portion of the securities in which the Funds may invest are traded in the over-the-counter markets, and each Fund intends to deal directly with the dealers who make markets in the securities involved, except as limited by applicable law and in certain circumstances where better prices and execution are available elsewhere. Securities traded through market makers may include markups or markdowns, which are generally not determinable. Under the 1940 Act, persons affiliated with a Fund are prohibited from dealing with that Fund as principal in the purchase and sale of securities except after application for and receipt of an exemptive order from the SEC. The 1940 Act restricts transactions involving a Fund and its "affiliates," including, among others, the Trust's trustees, officers, and employees and the Adviser, and any affiliates of such affiliates. Affiliated persons of a Fund are permitted to serve as its broker in over-the-counter transactions conducted on an agency basis only.

         Investment decisions for each Fund are made independently from those of accounts advised by the Adviser or its affiliates.

However, the same security may be held in the portfolios of more than one account. When two or more accounts advised by the Advisersimultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

                            THE FUNDS' ADMINISTRATOR

         The Funds have an Administration Agreement with Investment Company Administration Corporation (the "Administrator"), with offices at 2025 East Financial Way, Suite 101, Glendora, CA 91741. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain the Funds' qualifications and/or registrations to sell shares in all states where each Fund currently does, or intends to do, business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Funds' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary each Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. For its services, the Administrator receives the fees described in the Prospectus.

                             THE FUNDS' DISTRIBUTOR

         First Fund Distributors, Inc. (the "Distributor"), a broker-dealer affiliated with the Administrator, acts as each Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Funds and the Distributor continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of each Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon 60-days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

                          TRANSFER AGENT AND CUSTODIAN

         Investors Bank & Trust Company, Boston, Massachusetts, serves as the Funds' Transfer Agent. As Transfer Agent, it maintains records of shareholder accounts, processes purchases and redemptions of shares, acts as dividend and distribution disbursing agent and performs other related shareholder functions. Investors Bank & Trust Company, Boston, Massachusetts also serves as the Funds' Custodian. As Custodian, it and subcustodians designated by the Board of Trustees hold the securities in the Funds' portfolio and other assets for safekeeping. The Transfer Agent and Custodian do not and will not participate in making investment decisions for the Funds.

                        HOW NET ASSET VALUE IS DETERMINED

         The net asset values of the Funds' shares are calculated once daily, as of 4:00 p.m. New York time (the "Portfolio Valuation Time"), on each day that the New York Stock Exchange (the "NYSE") is open for trading by dividing each Fund's net assets (assets less liabilities) by the total number of shares outstanding and adjusting to the nearest cent per share. The NYSE is closed on Saturdays, Sundays, New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day. The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share.

         Because of the difference between the bid and asked prices of the over-the-counter securities in which a Fund may invest, there may be an immediate reduction in the net asset value of the shares of a Fund after a Fund has completed a purchase of such securities. This is because such OTC securities generally will be valued at the last sale price (which is generally below the asked price), but usually are purchased at or near the asked price.

         Each Fund's (other than the Tax-Free Bond Fund) portfolio is expected to include foreign securities listed on foreign stock exchanges and debt securities of foreign governments and corporations. Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the Portfolio Valuation Time. In addition, trading in and valuation of foreign securities may not take place on every day that the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days on which the NYSE is not open for trading and on which the Funds' net asset values are not calculated. Foreign securities quoted in foreign currencies are translated into U.S. dollars using the latest available exchange rates. As a result, fluctuations in the value of such currencies in relation to the U.S. dollar will affect the net asset value of a Fund's shares even though there has not been any change in the market values of such securities. Any changes in the value of foreign currency forward contracts due to exchange rate fluctuations are included in determination of net asset value.

         Generally, each Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Board of Trustees. Portfolio securities that are listed or admitted to trading on a U.S. exchange are valued at the last sale price on the principal exchange on which the security is traded, or, if there has been no sale that day, at the mean between the closing bid and asked prices. Securities admitted to trading on the NASDAQ National Market System and securities traded only in the U.S. over-the-counter market are valued at the last sale price, or, if there has been no sale that day, at the mean between the closing bid and asked prices. Foreign securities are valued at the last sale price in the principal market where they are traded, or if the last sale price is unavailable, at the mean between the last bid and asked prices available reasonably prior to the time the Funds' net asset values are determined. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to
                                      B-42
maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

         Corporate and government debt securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service approved by the Board of Trustees, or at fair value as determined in good faith by procedures approved by the Board of Trustees. Any such pricing service, in determining value, is expected to use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

         If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Adviser and the Board of Trustees determine their fair value. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding relative to current average trading volume, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

                         SHARE PURCHASES AND REDEMPTIONS

         Information concerning the purchase and redemption of the Funds' shares is contained in the Prospectus under "Purchasing Shares" and "Selling Shares (Redemptions)."

         The Trust reserves the right in its sole discretion (i) to suspend the continued offering of each Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund's shares.

         During any 90-day period, the Trust is committed to pay in cash all requests to redeem shares by any one shareholder, up to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of the period. Should redemptions by any individual shareholder (excluding street name or omnibus accounts maintained by financial intermediaries) exceed this limitation, the Trust reserves the right to redeem the excess amount in whole or in part in securities or other assets. If shares are redeemed in this manner, the redeeming shareholder usually will incur additional brokerage costs in converting the securities to cash.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be offset against capital gains of the current year. Unless a shareholder elects cash distributions on the Account Application form or submits a written request to a Fund at least 10 full business days before the record date for a distribution in which the shareholder elects to receive such distribution in cash, distributions will be credited to the shareholder's account in additional shares of a Fund based on the net asset value per share at the close of business on the day following the record date for such distribution.

         Each Fund has qualified and elected, or intends to qualify and elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to maintain
such  qualification.   In  order  to
so qualify, a Fund must meet certain requirements with respect to the source of its income, diversification of its assets and distributions to its shareholders. Dividends declared by a Fund in October, November, or December of any calendar year to shareholders of record as of a record date in such a month will be treated for federal income tax purposes as having been received by shareholders on December 31 of that year if they are paid during January of the following year.

         Under Subchapter M, a Fund will not be subject to federal income taxes on the net investment income and capital gains it distributes to shareholders, provided that at least 90% of its investment company taxable income for the taxable year is so distributed. A Fund will generally be subject to federal income taxes on its undistributed net investment income and capital gains. A nondeductible 4% excise tax also is imposed on each regulated investment company to the extent that it does not distribute to investors in each calendar year an amount equal to 98% of its ordinary income for such calendar year plus 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year plus 100% of any undistributed ordinary or capital gain net income for the prior period. Each Fund intends to declare and pay dividends and capital gain distributions in a manner to avoid imposition of the excise tax.

         The Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if they determine such course of action to be more beneficial to the shareholders. In such case, a Fund will be subject to federal and state corporate income taxes on its income and gains, and all dividends and distributions to shareholders will be ordinary dividend income to the extent of the Fund's earnings and profits.

         The Funds may write, purchase or sell certain option and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless the Funds are eligible to make and make a special election, such option and foreign currency contracts that are "Section 1256 contracts" will be "marked-to-market" for federal income tax purposes at the end of each taxable year, i.e., each option contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in such option contracts will be 60% long-term and 40% short-term capital gain or loss.

         Section 1092 of the Code, which applies to certain "straddles," may affect the taxation of the Funds' transactions in option contracts. Under
Section 1092, the Funds may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options.

         Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of a Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than as capital gain or loss.

         One of the requirements for qualification as a regulated investment company is that less than 30% of a Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, a Fund may be restricted in effecting closing transactions within three months after entering into an option contract.

         The Funds also may invest in the stock of foreign companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that a Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, a Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Funds will endeavor to limit their exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Since it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, these Funds may incur the PFIC tax in some instances.

         Dividends of net investment income (including any net realized short-term capital gains other than exempt-interest dividends described below) paid by a Fund are taxable to shareholders of the Fund as ordinary income, whether such distributions are taken in cash or reinvested in additional shares. Distributions of net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses), if any, by a Fund are taxable as long-term capital gains, whether such distributions are taken in cash or reinvested in additional shares, and regardless of how long shares of the Fund have been held. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed. Tax-exempt shareholders will not be required to pay taxes on amounts distributed to them, unless they have borrowed to purchase or carry their shares of a Fund. Statements as to the tax status of distributions to shareholders will be mailed annually.

         Provided that, as anticipated, the Tax-Free Bond Fund qualifies as a regulated investment company under the Code, and, at the close of each quarter of its taxable year at least 50% of the value of the total assets of that Fund consists of obligations the interest on which is exempt from federal income tax, that Fund will be qualified to pay exempt-interest dividends to its shareholders that, to the extent attributable to interest received by that Fund on such obligations, are exempt from federal income tax. The total amount of exempt-interest dividends paid by the Tax-Free Bond Fund to its shareholders with respect to any taxable year cannot exceed the amount of interest received by the Fund during such year on tax-exempt obligations less any expenses attributable to such interest. Income from other transactions engaged in by the Tax- Free Bond Fund, such as income from options and repurchase agreements, will be taxable distributions to its shareholders.

         The Code may subject interest received on otherwise tax-exempt securities to an alternative minimum tax. In addition, certain corporations which are subject to the alternative minimum tax may have to include a portion of exempt-interest dividends in calculating their alternative minimum taxable income.

         Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Tax-Free Bond Fund is not deductible for federal income tax purposes. Under regulations prescribed by the IRS for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares of this Fund.

         Up to 85% of social  security or railroad  retirement  benefits  may be included in federal taxable income of recipients whose adjusted gross income (including income from tax-exempt sources such as tax-exempt bonds and exempt-interest dividends) plus 50% of their benefits exceed certain base amounts. Income from the Tax- Free Bond Fund is included in the calculation of whether a recipient's income exceeds these base amounts, but is not taxable directly.

         From time to time, proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on Municipal Securities. It can be expected that similar proposals may be introduced in the future. If such proposals were enacted, the availability of Municipal Securities for investment by the Tax-Free Bond Fund and the value of that Fund's portfolio would be affected. In such event, that Fund would reevaluate its investment objectives and policies.

         Any dividend from net investment income or distribution of long-term capital gains received by a shareholder will have the effect of reducing the net asset value of a Fund's shares held by such shareholder by the amount of the dividend or distribution. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the dividend of net investment income or a long-term capital gains distribution, such dividend or distribution, although constituting a return of capital, nevertheless will be taxable as described above. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time may include the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will then receive a partial return of their investment upon such distribution, which will nevertheless be taxable to them.

         Any gain or loss realized upon an exchange or redemption of shares in a Fund by a shareholder who holds the shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise as a short-term capital gain or loss. However, any loss realized by a shareholder upon an exchange or redemption of shares of a Fund held (or treated as held) for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

         All or a portion of a loss realized upon the exchange or redemption of shares may be disallowed to the extent shares are
                                      B-48
purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption. In addition, with respect to the Tax-Free Bond Fund, any loss realized upon the exchange or redemption of shares of the Fund held (or treated as held) for six months or less will be disallowed to the extent that of any exempt-interest dividends received on the shares.

         Dividends paid by a Fund will be eligible for the 70% dividends received deduction for corporate shareholders, to the extent that a Fund's income is derived from certain qualifying dividends received from domestic corporations. Availability of the deduction is subject to certain holding period and debt-financing limitations. Capital gains distributions are not eligible for the 70% dividends received deduction.

         A Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders their pro rata share of all foreign income taxes paid by the Fund. If this election is made by a Fund, shareholders will be
(i) required to include in their gross income their pro rata share of the Fund's foreign source income (including any foreign income taxes paid by the Fund), and
(ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. If a Fund does not qualify to, or does not, make the election, the Fund will deduct the foreign income taxes it pays. The International Rising Dividends Fund may qualify to make this election.

         Each Fund is required to withhold 31% of reportable payments (including dividends, capital gain distributions and redemption proceeds) paid to individuals and other nonexempt shareholders who have not complied with applicable regulations. In order to avoid this backup withholding requirement, each shareholder must provide a social security number or other taxpayer identification number and certify that the number provided is correct and that the shareholder is not currently subject to backup withholding, or the shareholder should indicate that it is exempt from backup withholding. Even though all certifications have been made on the Application, a Fund may be required to impose backup withholding if it is notified by the IRS or a broker that such withholding is required for previous under-reporting of interest or dividend income or use of an incorrect taxpayer identification number. Nonresident aliens, foreign corporations, and other foreign entities may be subject to withholding of up to 30% on certain payments received from a Fund.

         The foregoing discussion and related discussion in the Prospectus do not purport to be a complete description of all tax implications of an investment in a Fund. A shareholder should consult his or her own tax adviser for more information about the application of federal, state, local, or foreign taxes to an investment in the Fund. Heller, Ehrman, White & McAuliffe has expressed no opinion in respect thereof.

                          HOW PERFORMANCE IS DETERMINED

Standardized Performance Information

         The Intermediate Total Return Bond Fund and Tax-Free Bond Fund. These Funds' 30-day yield figure described in the Prospectus is calculated according to a formula prescribed by the SEC, expressed as follows:

                                              6
                              YIELD=2[(a-b +1) -1]
                                       cd

         Where:          a      =       dividends and interest earned during the
                                        period.

                         b      =       expenses accrued  for the period (net of
                                        reimbursement).

                         c      =       the  average  daily   number  of  shares
                                        outstanding during the period that were entitled to receive dividends.

                         d      =       the maximum offering  price per share on
                                        the last day of the period.

                  For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by these Funds at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         Investors should recognize that, in periods of declining interest rates, these Funds' yields will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, will tend to be somewhat lower. In addition, when interest rates are falling, monies received by these Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of their portfolio of securities, thereby reducing the current yield of these Funds. In periods of rising interest rates, the opposite result can be expected to occur.

         The Tax-Free Bond Fund. A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in tax-exempt obligations. The tax equivalent yield for the Tax-Free Bond Fund is computed by dividing that portion of the current yield (or effective yield) of the Tax-Free Bond Fund (computed for the Fund as indicated above) that is tax exempt by one minus a stated income tax rate and adding the quotient to that portion (if any) of the yield of the Fund that is not tax exempt. In calculating tax equivalent yields for the Tax-Free Bond Fund, this Fund assumes an effective tax rate (using the top federal marginal tax rate) of 39.6%. The effective rate used in determining such yield does not reflect the tax costs resulting from the loss of the benefit of personal exemptions and itemized deductions that may result from the receipt of additional taxable income by taxpayers with adjusted gross incomes exceeding certain levels. The tax equivalent yield may be higher than the rate stated for taxpayers subject to the loss of these benefits.

         Average Annual Return. The average annual total return included with any presentation of a Fund's performance data will be calculated according to the following formula:
                                      n
                                P(1+T)  = ERV
    Where:            P        =      a hypothetical  initial  payment of $1,000
                      T        =      average annual total return
                      n        =      number of years

                      ERV      =      ending redeemable  value of a hypothetical
                                      $1,000 payment (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

         The Funds impose no sales load on initial purchases or on reinvested dividends. Accordingly, no sales charges are deducted for purposes of this calculation. The calculation of total return assumes that all dividends, if any, and distributions paid by a Fund would be reinvested at the net asset value on the day of payment.

Non-Standardized Total Return Information

         From time to time, a Fund may present non-standardized total return information, in addition to standardized performance information, which may include such results as the growth of a hypothetical $10,000 investment in a Fund, and cumulative total return. The results of a $10,000 investment in the Fund and cumulative total return measure the absolute change in net asset value resulting from all Fund operations including reinvestment of a distribution paid by the Fund for the period specified.

         The aggregate total return is calculated in a similar manner to average annual total return, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

Investment Philosophy

         From time to time the Funds may publish or distribute information and reasons why the Adviser believes investors should invest in the Funds. For example, the Funds may refer to the Adviser's "rising dividends philosophy", which is founded on the principles of value and growth. The Funds may state that the Adviser's investment professionals actively research quality companies that are not only undervalued based on their current earnings, but also offer significant potential for future growth. The Funds also may state that the Adviser uses a practical approach to investing that emphasizes sound business judgment and common sense.

Indices and Publications

         In the same shareholder communications, sales literature, and advertising, a Fund may compare its performance with that of appropriate indices such as the Standard & Poor's Composite Index of 500 stocks ("S&P 500"), Standard & Poor's MidCap 400 Index ("S&P 400"), the NASDAQ Industrial Index, the NASDAQ Composite Index, the Russell 2500 Stock Index (the "Russell 2500"), the Morgan Stanley

Capital International Europe, Australia and Far East Index ("MSCI EAFE") and the Lehman Corporate Government Intermediate Index ("Lehman Index"), or other unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities. The S&P 500, the S&P 400, the NASDAQ Industrial Index, the NASDAQ Composite Index, the Russell 2500, MSCI EAFE and the Lehman Index are unmanaged groups of common stocks and debt securities traded principally on national or foreign securities exchanges and the over the counter market. A Fund also may, from time to time, compare its performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by rating services and publications, such as Lipper Analytical Services, Inc., Morningstar Mutual Funds, Forbes, Money and Business Week.

         In addition, one or more portfolio managers or other employees of the Adviser may be interviewed by print media, such as The Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

                             ADDITIONAL INFORMATION

Legal Opinion

         The validity of the shares offered by the Prospectus will be passed upon by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

Auditors

         The annual financial statements of the Funds will be audited by Tait, Weller & Baker, Two Penn Center Plaza, Philadelphia, Pennsylvania 19102, independent public accountant for the Funds.

License to Use Name

         Kayne, Anderson Mutual Funds has granted the Trust and each Fund the right to use the designation "Kayne Anderson" in its name, and has reserved the right to withdraw its consent to the use of such designation under certain conditions, including the termination of the Adviser as the Funds' investment adviser. Kayne, Anderson Mutual Funds also has
                                      B-53
reserved the right to license others to use this designation, including any other investment company.

Other Information

         The Prospectus and this Statement of Additional Information, together, do not contain all of the information set forth in the Registration Statement of Kayne, Anderson Mutual Funds filed with the Securities and Exchange Commission. Certain information is omitted in accordance with rules and regulations of the Commission. The Registration Statement may be inspected at the Public Reference Room of the Commission at Room 1024, 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549, and copies thereof may be obtained from the Commission at prescribed rates.

                              FINANCIAL STATEMENTS


         Audited financial statements for the period ended December 31, 1995 for the Rising Dividends Fund, as contained in the Annual Report to Shareholders of the Fund for the year ended December 31, 1995 (the "Report") are incorporated herein by reference to the Report. Additionally, audited Statement of Assets and Liabilities as of September 24, 1996; and Notes to Financial Statements for the Kayne Anderson Small-Mid Cap Rising Dividends Fund, Kayne Anderson International Rising Dividends Fund, Kayne Anderson Intermediate Total Return Bond Fund, and Kayne Anderson Intermediate Tax-Free Bond Fund are incorporated herein by reference. The Report and the Statement of Assets & Liabilities may be obtained free of charge by calling or writing to the Funds at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, California 90067, (800)-395-3807.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


This Appendix describes ratings applied to corporate bonds by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's").


S&P's Ratings

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Bonds rated A has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB-rating.

The ratings from AA to B may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Ratings

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered as medium-grade obligations, i.e, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION


               ---------------------------------------------------

                           KAYNE ANDERSON MUTUAL FUNDS
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------

Item 24.          Financial Statements and Exhibits
         (a)      Financial Statements:

                  (1) To be filed Independent Auditor's Report dated as of September 24, 1996, Statement of Assets and Liabilities as of September 24, 1996; and Notes to Financial Statements, for the Kayne Anderson Small-Mid Cap Rising Dividends Fund, Kayne Anderson International Rising Dividends Fund, Kayne Anderson Intermediate Total Return Bond Fund, and Kayne Anderson Intermediate Tax-Free Bond Fund incorporated by Pre-Effective Amendment No. 2 to Part B Statement of Additional Information under "Financial Statements."

                  (2) Independent Auditor's Report dated as of February 2, 1996, Statement of Assets and Liabilities as of June 30, 1996, Statements of Operations for the period May 1, 1995 to December 31, 1995, and Notes to Financial Statement for the Kayne, Anderson Rising Dividends Fund are incorporated in Part B by reference to Registrant's Annual Report to Shareholders for the fiscal year ended December 31, 1995.

         (b)      Exhibits:

                  (1)      Agreement and Declaration of Trust.1

                  (2)      By-Laws.1

                  (3)      Voting Trust Agreement - Not applicable.

                  (4)      Specimen Share Certificate - Not applicable.

                  (5)      Form of Investment Management Agreement.1


                  (6)      Form of Underwriting Agreement.3

                  (7)      Benefit Plan(s) - Not applicable.

                  (8)      Form of Custodian Agreement.2

                  (9)      Form of Administration Services Agreement.3

                  (10) Consent and Opinion of Counsel as to legality of shares.2

                  (11)     Consent of Independent Public Accountants.


                  (12) Financial Statements omitted from Item 23 - Not applicable.


                  (13)     Subscription Agreement.3


                  (14)     Model Retirement Plan Documents - Not applicable.

                  (15)     Rule 12b-1 Plan - Not Applicable.

                  (16)     Performance Computation.


                  (27)     Financial Data Schedule.

----------

1 Incorporated by reference to the Form N-1A Registration Statement filed on July 12, 1996.

2 Incorporated by reference to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on September 18, 1996.


3 Incorporated by reference to Pre-Effective Amendment No. 2 to the Form N-1A Registration Statement filed on September 26, 1996.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

                  Kayne Anderson Investment Management, L.P., a California limited partnership, is the manager of each series of the Registrant. KAIM Traditional, LLC, a California limited liability company, is its general partner. Richard A. Kayne and Allan M. Rudnick are managers of KAIM Traditional, LLC and John Edward Anderson is a member. Collectively, Messrs. Kayne, Rudnick and Anderson own 98% of the equity interests in KAIM Traditional, LLC.

                  Messrs. Kayne and Anderson also are the sole shareholders and directors of Kayne, Anderson Investment Management, Inc., a California corporation, the general partner of KAIM NonTraditional, L.P., a California limited partnership and a registered investment adviser. As the sole shareholders of Kayne Anderson Investment Management, Inc., Messrs. Kayne and Anderson together indirectly own 91% of the partnership interests in KAIM Non-Traditional, L.P.

                  Messrs.   Kayne  and  Anderson   together   hold  94%  of  the
outstanding voting stock of KA Associates, Inc., a California corporation and a registered broker-dealer.


Item 26.  Number of Holders of Securities

                  As  of  September  25,  1996,   Kayne,   Anderson   Investment
Management, the manager of each series of the Registrant, is the sole shareholder of each series of the Registrant with outstanding shares.

Item 27.  Indemnification

                  Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

                  Information about Richard A. Kayne, Allan M. Rudnick, and William T. Miller is set forth in Part B under "Management of the Funds."

                  John Edward Anderson is a member of KAIM Traditional, LLC, the general partner of Kayne Anderson Investment Management, L.P. and a shareholder and director of Kayne Anderson Investment Management, Inc., the general partner of KAIM Non-Traditional, L.P. Mr. Anderson has been involved with these organizations (or their predecessors) as an equity owner and director since 1984. Since May, 1992, Mr. Anderson has been the Chief Executive Officer and President of Topa Equities, Ltd., a holding company for a thrift institution.

                  Alvin J. Portnoy has been the Chief Operating Officer for the general partners of Kayne Anderson Investment Management, L.P. and KAIM Non-Traditional, L.P. (and their predecessors) since December 1986. He also has been the Secretary of KA Associates, Inc. since January 1993.

Item 29.  Principal Underwriter.

         (a) First Fund Distributors, Inc. is the principal underwriter for the following investment companies or series thereof:


                           Jurika & Voyles Fund Group
                           RNC Mutual Fund Group, Inc.
                           PIC Investment Trust
                           Hotchkis and Wiley Funds
                           Professionally Managed Portfolios

                                -    Avondale Total Return Fund
                                -    Perkins Opportunity Fund
                                -    Osterweis Fund
                                -    ProConscience Women's Equity Mutual Fund
                                -    Academy Value Fund
                                -    Kayne, Anderson Rising Dividends Fund
                                -    Trent Equity Fund
                                -    Leonetti Balanced Fund
                                -    Lighthouse Growth Fund
                                -    U.S. Global Leaders Growth Fund
                                -    Boston Managed Growth Fund
                                -    Harris Bretall Sullivan & Smith Growth Fund
                                -    Insightful Investor Growth Fund
                                -    Hodges Fund
                                -    Penza Growth Fund
                                -    Titan Investment Fund
                           Rainier Investment Management Mutual Funds

         (b) The following information is furnished with respect to the officers of First Fund Distributors, Inc.:


Name and Principal      Position and Offices with First    Positions and Offices
Business Address*       Fund Distributors, Inc.               with Registrant
------------------      -------------------------------    ---------------------
Robert H. Wadsworth     President and Treasurer             Assistant Secretary
Steven J. Paggioli      Vice President and Secretary                None
Eric M. Banhazl         Vice President                      Assistant Treasurer

* The principal business address of persons and entities listed is 479 West 22nd Street, New York, New York 10011.

Item 30.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02111, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which will be kept by the Registrant at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, California 90067


Item 31.  Management Services.

                  There  are  no   management-related   service   contracts  not
discussed in Parts A and B.

Item 32.  Undertakings.

                  (a) Registrant hereby undertakes to file a post-effective amendment including financial statements of each series of the Registrant, which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement with respect to shares of each of them.

                  (b) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 8th day of October, 1996.



                                             Kayne Anderson Mutual Funds




                                             By:    /s/ Allan M. Rudnick*
                                                    --------------------------
                                                    Allan M. Rudnick
                                                    Principal Executive Officer.




Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.



/s/ Richard Alan Kayne*       Chairman of the Board of          October 7, 1996
-------------------------     Trustees
Richard Alan Kayne

/s/ Allan M. Rudnick*         President, Principal Executive    October 7, 1996
-------------------------     Officer and Trustee
Allan M. Rudnick

/s/ William T. Miller*        Principal Financial and           October 7, 1996
-------------------------     Accounting Officer, and
William T. Miller             Trustee

/s/ Carl D. Covitz*           Trustee                           October 7, 1996
-------------------------
Carl D. Covitz
                              Trustee                           October 7, 1996
-------------------------
Arnold Brustin
                              Trustee                           October 7, 1996
-------------------------
Gerald I. Isenberg
                              Trustee                           October 7, 1996
-------------------------
William H. Waldorf


* By:     /s/ Eric M. Banhazl
         -------------------------
         Eric M. Banhazl, pursuant
         to a Power of Attorney as filed
         with this post-effective Amendment No. 1

                                POWER OF ATTORNEY
                                       FOR
                       SECURITIES AND EXCHANGE COMMISSION
                               AND RELATED FILINGS
                       ----------------------------------



                  Each undersigned Officer and/or Trustee of KAYNE, ANDERSON MUTUAL FUNDS (the "Trust") hereby appoints RICHARD A. KAYNE, ALLAN M. RUDNICK, WILLIAM T. MILLER, JULIE ALLECTA AND ERIC M. BANHAZL (with full power to each of them to act alone), his attorneys-in-fact and agents, in all capacities, to execute and to file any documents relating to the Registration Statement on Forms N-8A, N-1A and N-14 under the Investment Company Act of 1940, under the Securities Act of 1933 of the Trust and under the laws of all states and other domestic and foreign jurisdictions, including any and all amendments thereto, covering the registration and the sale of shares by the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive orders, rulings or filings of proxy materials. The undersigned grant to each of said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as they could do if personally present, thereby ratifying all that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue hereof.

                  The undersigned Officers and Trustees hereby execute this Power of Attorney as of this 8th day of October 1996.

/s/ Richard A. Kayne                            /s/ William T. Miller
------------------------                        -----------------------
Richard A. Kayne,                               William T. Miller,
Chairman of the Board of                        Principal Financial and
Trustees                                        Accounting Officer, and

                                                Trustee


/s/ Allan M. Rudnick                            /s/ Carl D. Covitz
------------------------                        ----------------------
Allan M. Rudnick,                               Carl D. Covitz,
Principal Executive Officer                     Trustee
and President, and Trustee


------------------------                        ----------------------
Arnold Brustin,                                 Gerald I. Isenberg,
Trustee                                         Trustee


------------------------
William H. Waldorf,
Trustee

                                                              File Nos. 333-8045
                                                                        811-

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                            -------------------------



                                    EXHIBITS

                                       to

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940


                            -------------------------


                          Kayne, Anderson Mutual Funds
             (Exact Name of Registrant as Specified in its Charter)

                                Exhibit(s) Index



Exhibit No.       Document                                              Page No.


11.               Consent of Independent Public Accountants               ____


16.               Performance Computation                                 ____